OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 3/31/11
*Funds included are: Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund and Invesco Van Kampen Asset Allocation Moderate Fund.

Item 1. Reports to Stockholders.

Annual Report to Shareholders	March 31, 2011

Invesco Van Kampen Asset Allocation
Conservative Fund
Nasdaq:
A: VACAX ■ B: VACBX ■ C: VACCX ■ Y: VACIX

2	Letters to Shareholders
4	Performance Summary
4	Management Discussion
6	Long-Term Fund Performance
8	Supplemental Information
11	Schedule of Investments
12	Financial Statements
15	Financial Highlights
19	Notes to Financial Statements
26	Auditor’s Report
27	Fund Expenses
28	Tax Information
T-1	Trustees and Officers

Letters to Shareholders

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance.
     I’ve always believed that companies have an obligation to communicate regularly with their clients, and I believe that obligation is especially critical in the investment industry.
     Our website – invesco.com/us – offers timely market updates and commentary from many of our portfolio managers and other investment professionals, as well as quarterly messages from me. At invesco.com/us, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer.
Invesco’s commitment to investment excellence
Invesco’s 2010 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, broadened our range of investment products available to you. As a strong organization with a single focus – investment management – Invesco today offers investment capabilities and products to meet the needs of virtually any investor. In addition to traditional mutual funds, we manage a broad range of other solutions, including single-country, regional and global investments spanning major equity, fixed income and alternative asset classes.
     Investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial advisor will be able to find an appropriate investment option to meet your needs.
Invesco’s commitment to you
Invesco’s commitment to you remains stronger than ever. It’s one of the reasons we’ve grown to become one of the world’s leading asset managers.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     I want to thank you for placing your trust in us. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
2 Invesco Van Kampen Asset Allocation Conservative Fund

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”
3 Invesco Van Kampen Asset Allocation Conservative Fund

Management’s Discussion of Fund Performance

Performance summary
For the 12 months ended March 31, 2011, Class A shares of Invesco Van Kampen Asset Allocation Conservative Fund, at net asset value (NAV), returned 8.77% and outperformed the Fund’s custom style-specific benchmark, which returned 8.08% over the same period. Weaknesses in equity markets in the second quarter of 2010 detracted from overall performance. Recoveries in equity, fixed income and commodities markets at the end of 2010 through early 2011, however, helped maximize the Fund’s outperformance for the reporting period. Exposure to small– and mid–cap equities also contributed as they outperformed the large–cap equities represented in the custom style-specific benchmark.
     Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes
Total returns, 3/31/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.77%

Class B Shares	7.97

Class C Shares	8.15

Class Y Shares	9.04

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	5.12

Custom Invesco Van Kampen Asset Allocation Conservative Index (Old)■ (Former Style-Specific Index)	9.00

Custom Invesco Van Kampen Asset Allocation Conservative Index■ (Style-Specific Index)	8.08

▼Lipper Inc.; ■Invesco, Lipper Inc.

How we invest
Invesco Van Kampen Asset Allocation Conservative Fund is intended for investors with a low risk tolerance. The Fund invests in funds diversified among asset classes (stocks, bonds and commodities), investment styles (value, blend/core and growth), regions (domestic and international) and market capitalizations (small, mid and large). The underlying funds include stock funds, which represent 32.3% of the portfolio; bond funds, which represent 54.5% of the portfolio; and balanced-risk allocation and commodity funds, which represent 13.4% of the portfolio and can shift exposures between equities, sovereign debt and commodities.
     The balanced-risk allocation and commodity funds gain their exposures to their underlying assets through the use of derivatives, specifically exchange-traded futures and swaps agreements.

Portfolio Composition
By asset class

Fixed Income	54.5%

Equities	32.3

Asset Allocation	9.4

Commodities	4.0

Other Assets Less Liabilities	-0.2
     While no fund can guarantee positive performance, the broad portfolio diversification strives to provide exposure to areas of the market that may perform well in any given period. Additionally, the broad diversification attempts to limit exposure to any one area of the market that may be underperforming.
     We establish target asset class weightings and underlying fund selections for the Fund and also monitor the Fund on an ongoing basis. The underlying funds are actively managed by their respective management teams based on individual fund objectives, investment strategies and management techniques.
     While the weightings of various underlying funds in the portfolio may vary from their targets during the year due to market movements, we rebalance the portfolio quarterly to maintain its target asset class allocations.

Total Net Assets	$121.1 million

Total Number of Holdings*	18
The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

Market conditions and your Fund
The onset of the reporting period was characterized by dynamic changes in the global economy. Chinese officials began to tighten monetary policy in response to fears about inflation, creating concerns about the pace of growth for the Chinese economy and its impact on demand for commodities. Furthermore, concerns about a “double dip” recession in the U.S. and concerns about the economies of Greece, Ireland, Portugal and Spain, ignited fears of a renewed global economic slowdown. These developments led global investors to seek out safety, driving downward government bond yields of the world’s largest industrial countries.
     As we moved into the latter part of 2010, we witnessed the rare event of increases in virtually all asset prices. Two events and related policy responses drove returns: the peripheral European debt crisis and the marked slowdown in the U.S. economy. In the case of Europe, the creation of a facility to support the troubled economies removed the worst of the uncertainty. Riskier assets such as equities rose in response. In the U.S., the Federal Reserve set expectations for a second round of quantitative easing. Government bonds benefited from both the economic events and the U.S. policy response, resulting in yields across the yield curve hovering at low levels. Equities were supported by very loose monetary policy and the belief that the seven largest developed economies (G7) had recovered since the summer months. For emerging markets, the economic landscape was even brighter with rising asset values, strengthening business activity and a hint of inflationary pressures.
     The 2010 fourth quarter rise in government bond yields took their valuations much closer to our estimate of fair value. The four main commodity complexes (agriculture, precious metals, industrial metals and energy) all enjoyed

4 Invesco Van Kampen Asset Allocation Conservative Fund

price advances during the quarter, propelled by tightening supply-demand balances and positive economic prospects among commodity-intensive emerging markets.
     During the waning months of the reporting period, global equity markets suffered small corrections due to the lingering tensions in the Middle East and North Africa and the potentially negative impact of the earthquake in Japan on the global supply chain. However, decent growth, reasonably strong earnings prospects and accommodative monetary policies by the major central banks helped drive stock returns. Government bond yields plunged substantially earlier in March because of the events in Japan and the Middle East but have since resumed their upward trend, reflecting the generally improving economic growth prospects and the potential for higher inflation down the road. Within commodities, the broad-based upward trend remained intact, with crude oil benefiting from geopolitical tensions and gold from continued bullish sentiment. Select agricultural commodities underwent a selloff earlier this March, as a result of some improvement on the harvest outlook, providing some much-welcomed relief to concerns about food-related inflation.
     The Fund’s performance was influenced by two significant rebalances during the fiscal year which aligned the strategy with our long-term objective. Effective September 17, 2010, the Fund was rebalanced to align it more closely with the existing lineup of Invesco target risk funds. Effective November 29, 2010, strategic adjustments were made to the Fund reflecting several months of research by Invesco’s Global Asset Allocation team. This was represented by changes to the underlying allocations, including a new allocation to commodities, and a new 20% maximum exchange-traded fund (ETF) exposure.
     From the beginning of the period through the rebalance in September, positive performance was driven in large part by fixed income exposure, specifically Invesco Van Kampen Corporate Bond Fund, Invesco Van Kampen Government Securities Fund and iShares Barclays 20+ Year Treasury Bond ETF (TLT). Before the
end of the reporting period, we sold our holdings in these three funds. Equities during that time minimized the gains, as Invesco Van Kampen Growth & Income Fund, Invesco Van Kampen International Growth Fund and Invesco Van Kampen Comstock Fund were the top detractors. In the interim period between the two rebalances, the Fund outperformed its custom style-specific benchmark due in large part to contributions from Invesco Van Kampen Capital Growth Fund and Invesco Floating Rate Fund.
     From the second rebalance through the end of the reporting period, the Fund slightly underperformed its custom style-specific benchmark. Under-performance was largely attributed to Invesco Balanced-Risk Allocation Fund and Invesco Developing Markets Fund.
     Finally, we thank you for your continued commitment to Invesco Van Kampen Asset Allocation Conservative Fund.
The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
See important Fund and, if applicable, index disclosures later in this report.
Mark Ahnrud
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Conservative Fund. Mr. Ahnrud joined Invesco in 2000. He earned a B.S. in finance and investments from Babson College. He also earned an M.B.A. from the Fuqua School of Business at Duke University with a concentration in finance and real estate investment.
Chris Devine
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Conservative Fund. Mr. Devine joined Invesco in 1998. He earned a B.A. in economics from Wake Forest University and an M.B.A. from the University of Georgia.
Scott Hixon
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Conservative Fund. Mr. Hixon joined Invesco in 1994. He earned a B.A. in finance from Georgia Southern University and an M.B.A. in finance from Georgia State University.
Christian Ulrich
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Conservative Fund. Mr. Ulrich joined Invesco in 2000. He graduated from the KV Zurich Business School in Zurich, Switzerland.
Scott Wolle
Chartered Financial Analyst, Chief Investment Officer of Invesco Global Asset Allocation, is manager of Invesco Van Kampen Asset Allocation Conservative Fund. Mr. Wolle joined Invesco in 1999. He earned a B.S. in finance from Virginia Polytechnic Institute and State University and an M.B.A. from the Fuqua School of Business at Duke University.

5 Invesco Van Kampen Asset Allocation Conservative Fund

Your Fund’s Long-Term Performance
Results of a $10,000 Investment – Oldest Share Classes since Inception
Fund data from 9/25/06, Index data from 9/30/06

1	Lipper Inc.

2	Invesco, Lipper Inc.

3	Beginning September 30, 2010, the Custom Invesco Van Kampen Asset Allocation Conservative Index was changed to better reflect the investments of the Fund. Prior to that time, returns would have been the same as the current Custom Invesco Van Kampen Asset Allocation Conservative Index. The ending value for the index as originally allocated is $12,230.

Past performance cannot guarantee comparable future results.
     The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

6 Invesco Van Kampen Asset Allocation Conservative Fund

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

Class A Shares

Inception (9/25/06)	2.48%

1 Year	2.83

Class B Shares

Inception (9/25/06)	2.58%

1 Year	2.97

Class C Shares

Inception (9/25/06)	3.02%

1 Year	7.15

Class Y Shares

Inception (9/25/06)	4.03%

1 Year	9.04
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Asset Allocation Conservative Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Asset Allocation Conservative Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.02%, 1.77%, 1.77%, and 0.77%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.39%, 2.14%, 2.14% and 1.14%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.62% for Invesco Van Kampen Asset Allocation Conservative Fund.

continued from page 10

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Other information
■	The Chartered Financial Analyst® (CFA®) designation is globally recognized and attests to a charterholder’s success in a rigorous and comprehensive study program in the field of investment management and research analysis.
■	The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

7 Invesco Van Kampen Asset Allocation Conservative Fund

Invesco Van Kampen Asset Allocation Conservative Fund’s (Conservative Fund) investment objective is to seek a high level of long-term total return, consistent with a low level of risk.
■	Unless otherwise stated, information presented in this report is as of March 31, 2011, and is based on total net assets.

■	Unless otherwise noted, all data provided by Invesco.

■	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About share classes
■	Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Please see the prospectus for more information.

■	Class Y shares are available to only certain investors. Please see the prospectus for more information.

Principal risks of investing in the Fund
■	Allocation risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. The Adviser’s evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected Underlying Funds may be incorrect in view of actual market conditions.

■	Risks of investing in the underlying funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In addition, the Fund will bear its proportionate share of the expenses of the Underlying Funds. In selecting among the Underlying Funds (which also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.

■	Non-diversified fund risks. A non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.

■	Active trading risk. Certain Underlying Funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

■	Exchange-traded funds risks. An investment by the Fund or an Underlying Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. ETFs may be subject to the following risks: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or an Underlying Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or an Underlying Fund may invest are leveraged. The more the Fund or an Underlying Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

■	Market risk. Market risk is the possibility that the market values of securities owned by a fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets. Investments in fixed income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. U.S. government securities, which, while backed by the U.S. government, are not guaranteed against declines in their market values. Mortgage-related securities may be more susceptible to further price declines than traditional fixed income securities in periods of rising interest rates and may have less price benefit than traditional fixed income securities in periods of declining interest rates.

■	Capitalization risk. During an overall stock market decline, stock prices of small-or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium- capitalization have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.

■	Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as junk bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal and may have less liquidity and a higher incidence of

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
continued on page 9

Fund Nasdaq Symbols

Class A Shares	VACAX
Class B Shares	VACBX
Class C Shares	VACCX
Class Y Shares	VACIX

8 Invesco Van Kampen Asset Allocation Conservative Fund

default than investments in higher grade securities.

■	Call/prepayment risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.

■	Debt securities risk. The Underlying Funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

■	Extension risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

■	Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

■	Risks of investing in REITs and foreign real estate companies. Investing in REITs and foreign real estate companies makes a fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

■	Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
■	Cash/cash equivalent risk. Holding cash or cash equivalents may negatively affect performance.

■	Commodity risk. Certain of the Underlying Funds will invest in commodities through a wholly-owned subsidiary of that Underlying Fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Underlying Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the Underlying Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an Underlying Fund shares.

■	Concentration risk. To the extent an Underlying Fund invests a greater amount in any one sector or industry, the Underlying Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Underlying Fund if conditions adversely affect that sector or industry.

■	Convertible securities risk. An Underlying Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

■	Counterparty risk. Many of the instruments that an Underlying Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

■	Developing markets securities risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

■	High yield bond (junk bond) risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

■	Industry focus risk. To the extent an Underlying Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Underlying Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

■	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

■	Leverage risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an Underlying Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

■	Limited number of holdings risk. An Underlying Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

■	Liquidity risk. An Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

continued on page 10
9 Invesco Van Kampen Asset Allocation Conservative Fund

■	Management risk. The investment techniques and risk analysis used by the Fund’s and the Underlying Funds’ portfolio managers may not produce the desired results.

■	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

■	Short sales risk. Short sales may cause an Underlying Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Underlying Fund’s exposure is unlimited.

■	Small- and mid-capitalization risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

■	Subsidiary risk. By investing in the Subsidiary, certain of the Underlying Funds are indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, certain of the Underlying Funds, as sole investors in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s Prospectus and could negatively affect the Underlying Fund and its shareholders.

■	Tax risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an Underlying Fund may not cite as precedent), such that an Underlying Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Underlying Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Underlying Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

■	U.S. government obligations risk. An Underlying Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Underlying Fund’s ability to recover should they default.

■	Commodity-linked notes risk. An Underlying Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an Underlying Fund.

■	Issuer-specific changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

■	Market trading. Risk is inherent in all investing. An investment in certain Underlying Funds that are ETFs involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

■	Non-correlation risk. An Underlying Fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an Underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Underlying Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an Underlying Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an Underlying Fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

■	Replication management risk. Unlike many investment companies, certain Underlying Funds are not “actively” managed. That is, the Underlying Fund does not utilize an investing strategy that seeks returns in excess of the underlying index of an underlying ETF. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

About indexes used in this report
■	The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

■	The Custom Invesco Van Kampen Asset Allocation Conservative Index (Old), created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Conservative Fund, is composed of the following indexes: S&P 500 Index (25%), MSCI EAFE Index (15%) and Barclays Capital U.S. Aggregate Index (60%).

■	The Custom Invesco Van Kampen Asset Allocation Conservative Index, created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Conservative Fund, is composed of the S&P 500 Index, the MSCI EAFE Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.

■	The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

■	The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

■	The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

continued on page 7
10 Invesco Van Kampen Asset Allocation Conservative Fund

Schedule of Investments

March 31, 2011

	Number of
Description	Shares	Value

Investment Companies(a)–100.2%
Invesco Balanced-Risk Allocation Fund, Institutional Class	1,018,926	$11,462,923

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class(b)	424,209	4,823,254

Invesco Charter Fund, Institutional Class	190,108	3,347,796

Invesco Core Bond Fund, Institutional Class(c)	3,290,626	29,549,823

Invesco Developing Markets Fund, Institutional Class	121,893	4,068,799

Invesco Diversified Dividend Fund, Institutional Class	395,356	5,060,560

Invesco Emerging Market Local Currency Debt Fund, Institutional Class(c)	374,452	4,029,106

Invesco Endeavor Fund, Institutional Class(b)	140,417	2,493,809

Invesco Floating Rate Fund, Institutional Class	838,528	6,565,678

Invesco Global Real Estate Fund, Institutional Class	219,609	2,319,072

Invesco International Core Equity Fund, Institutional Class	416,313	4,729,319

Invesco Small Cap Equity Fund, Institutional Class(b)	156,050	2,209,667

Invesco Van Kampen Capital Growth Fund, Institutional Class(b)	326,660	4,752,902

Invesco Van Kampen Comstock Fund, Institutional Class	184,306	3,065,006

Invesco Van Kampen Growth and Income Fund, Institutional Class	126,652	2,562,168

Invesco Van Kampen High Yield Fund, Institutional Class	596,683	5,901,197

Invesco Van Kampen International Growth Fund, Institutional Class	255,373	4,461,369

PowerShares 1-30 Laddered Treasury Portfolio(c)	725,400	19,912,230

TOTAL INVESTMENTS–100.2% (Cost $114,201,728)		121,314,678

OTHER ASSETS LESS LIABILITIES–(0.2%)		(193,695)

NET ASSETS–100.0%		$121,120,983

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	The Fund does not invest in the underlying funds for the purpose of exercising management or control. At March 31, 2011, the Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Percent of
Underlying Fund	Shares Held

Invesco Core Bond Fund, Institutional Class	8.49%

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	9.73

PowerShares 1-30 Laddered Treasury Portfolio	7.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Asset Allocation Conservative Fund

Statement of Assets and Liabilities

March 31, 2011

Assets:
Investments in underlying funds, at value (Cost $114,201,728)	$121,314,678

Receivables:
Investments sold	619,900

Dividends	161,390

Fund shares sold	25,416

Expense reimbursement from adviser	34,832

Investment for trustee deferred compensation and retirement plans	1,298

Total assets	122,157,514

Liabilities:
Payables:
Fund shares repurchased	877,992

Accrued other operating expenses	77,859

Accrued fees to affiliates	67,743

Custodian bank	10,279

Trustee deferred compensation and retirement plans	2,658

Total liabilities	1,036,531

Net assets	$121,120,983

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$117,057,576

Net unrealized appreciation	7,112,950

Accumulated undistributed net investment income	205,789

Accumulated net realized gain (loss)	(3,255,332)

Net assets	$121,120,983

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $87,419,411 and 8,560,966 shares of beneficial interest issued and outstanding)	$10.21

Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.80

Class B shares:
Net asset value and offering price per share (based on net assets of $17,135,618 and 1,688,469 shares of beneficial interest issued and outstanding)	$10.15

Class C shares:
Net asset value and offering price per share (based on net assets of $16,377,159 and 1,605,935 shares of beneficial interest issued and outstanding)	$10.20

Class Y shares:
Net asset value and offering price per share (based on net assets of $188,795 and 18,486 shares of beneficial interest issued and outstanding)	$10.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Asset Allocation Conservative Fund

Statement of Operations

For the year ended March 31, 2011

Investment income:
Dividends from underlying affiliated funds	$4,334,287

Dividends from underlying unaffiliated funds	122,678

Total investment income	4,456,965

Expenses:
Investment advisory fee	192,080

Administrative service fees	51,286

Distribution fees
Class A	230,119

Class B	182,388

Class C	156,393

Transfer agent fees — Class A, B, C and Y	149,449

Trustees’ and officer’s fees and benefits	16,847

Custodian fees	6,265

Pension expense (See note 5)	(42,057)

Other	164,470

Total expenses	1,107,240

Less: Fees waived and/or expenses reimbursed	347,164

Net expenses	760,076

Net investment income	3,696,889

Realized and unrealized gain (loss):
Realized gain (loss):
Realized gain on sales of underlying affiliated funds	13,539,728

Realized gain (loss) on sales of underlying unaffiliated funds	(394,491)

Realized gain distributions from underlying affiliated funds	63,799

Net realized gain	13,209,036

Unrealized appreciation (depreciation):
Beginning of the period	13,577,848

End of the period	7,112,950

Net unrealized appreciation (depreciation) during the period	(6,464,898)

Net realized and unrealized gain	6,744,138

Net increase in net assets from operations	$10,441,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Asset Allocation Conservative Fund

Statement of Changes in Net Assets

	For the year ended	For the year ended
	March 31,	March 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$3,696,889	$2,917,402

Net realized gain (loss)	13,209,036	(3,212,763)

Net unrealized appreciation (depreciation) during the period	(6,464,898)	27,303,003

Change in net assets from operations	10,441,027	27,007,642

Distributions from net investment income:
Class A	(2,875,751)	(2,046,064)

Class B	(525,968)	(269,340)

Class C	(432,118)	(285,964)

Class Y	(6,303)	(4,310)

Total distributions	(3,840,140)	(2,605,678)

Net change in net assets from investment activities	6,600,887	24,401,964

From capital transactions:
Proceeds from shares sold	25,424,309	54,165,178

Net asset value of shares issued through dividend reinvestment	3,727,180	2,537,394

Cost of shares repurchased	(48,155,778)	(38,975,624)

Net change in net assets from capital transactions	(19,004,289)	17,726,948

Total increase (decrease) in net assets	(12,403,402)	42,128,912

Net assets:
Beginning of the period	133,524,385	91,395,473

End of the period (including accumulated undistributed net investment income of $205,789 and $346,856, respectively)	$121,120,983	$133,524,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A shares
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.69		$7.71		$10.24		$10.48		$10.00

Net investment income(a)	0.30		0.25		0.29		0.34		0.18

Net realized and unrealized gain (loss)	0.53		1.95		(2.46)		(0.20)		0.43

Total from investment operations	0.83		2.20		(2.17)		0.14		0.61

Less:
Distributions from net investment income	0.31		0.22		0.32		0.34		0.13

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.02		-0-		-0-

Total distributions	0.31		0.22		0.36		0.38		0.13

Net asset value, end of the period	$10.21		$9.69		$7.71		$10.24		$10.48

Total return*	8.77	%(b)	28.68	%(c)	(21.41	)%(c)	1.21	%(c)	6.16	%**(c)

Net assets at end of the period (000’s omitted)	$87,419		$96,011		$64,962		$49,663		$4,644

Ratio of expenses to average net assets*(d)	0.40	%(f)	0.40%		0.40%		0.40%		0.42	%(e)

Ratio of net investment income to average net assets*(d)	3.08	%(f)	2.72%		3.36%		3.21%		3.38%

Portfolio turnover(g)	122%		41%		54%		13%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.67	%(f)	0.77%		0.81%		1.24%		8.91	%(e)

Ratio of net investment income (loss) to average net assets(d)	2.81	%(f)	2.35%		2.95%		2.37%		(5.11)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.65%, 0.78%, 0.78%, 0.88% and 0.84% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $92,018.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights—(continued)

	Class B shares
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.68		$7.70		$10.23		$10.48		$10.00

Net investment income(a)	0.23		0.18		0.23		0.29		0.14

Net realized and unrealized gain (loss)	0.53		1.95		(2.46)		(0.24)		0.44

Total from investment operations	0.76		2.13		(2.23)		0.05		0.58

Less:
Distributions from net investment income	0.29		0.15		0.27		0.26		0.10

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.01		-0-		-0-

Total distributions	0.29		0.15		0.30		0.30		0.10

Net asset value, end of the period	$10.15		$9.68		$7.70		$10.23		$10.48

Total return*	7.97	%(b)	27.77	%(c)	(22.02	)%(c)	0.36	%(c)	5.76	%**(c)

Net assets at end of the period (000’s omitted)	$17,136		$19,128		$11,703		$7,308		$1,134

Ratio of expenses to average net assets*(d)	1.15	%(f)	1.15%		1.15%		1.15%		1.17	%(e)

Ratio of net investment income to average net assets*(d)	2.33	%(f)	1.98%		2.66%		2.74%		2.61%

Portfolio turnover(g)	122%		41%		54%		13%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	1.42	%(f)	1.52%		1.57%		2.11%		9.66	%(e)

Ratio of net investment income (loss) to average net assets(d)	2.06	%(f)	1.61%		2.24%		1.78%		(5.88)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.65%, 0.78%, 0.78%, 0.88% and 0.84% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $18,232.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights—(continued)

	Class C shares
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.67		$7.70		$10.23		$10.48		$10.00

Net investment income(a)	0.24		0.18		0.25		0.29		0.14

Net realized and unrealized gain (loss)	0.54		1.94		(2.48)		(0.24)		0.44

Total from investment operations	0.78		2.12		(2.23)		0.05		0.58

Less:
Distributions from net investment income	0.25		0.15		0.27		0.26		0.10

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.01		-0-		-0-

Total distributions	0.25		0.15		0.30		0.30		0.10

Net asset value, end of the period	$10.20		$9.67		$7.70		$10.23		$10.48

Total return*	8.15	%(b)(h)	27.68	%(d)	(21.99	)%(c)(d)	0.36	%(d)	5.76	%**(d)

Net assets at end of the period (000’s omitted)	$16,377		$18,190		$14,617		$16,352		$1,838

Ratio of expenses to average net assets*(e)	1.04	%(g)(h)	1.15%		1.12	%(c)	1.15%		1.17	%(f)

Ratio of net investment income to average net assets*(e)	2.44	%(g)(h)	1.94%		2.76	%(c)	2.72%		2.64%

Portfolio turnover(i)	122%		41%		54%		13%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(e)	1.31	%(g)(h)	1.52%		1.54	%(c)	1.99%		9.66	%(f)

Ratio of net investment income (loss) to average net assets(e)	2.17	%(g)(h)	1.58%		2.34	%(c)	1.88%		(5.85)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.65%, 0.78%, 0.78%, 0.88% and 0.84% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(f)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(g)	Ratios are based on average daily net assets (000’s omitted) of $17,574.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.89%.
(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights—(continued)

	Class Y sharesˆ
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.69		$7.71		$10.24		$10.49		$10.00

Net investment income(a)	0.32		0.27		0.37		0.43		0.19

Net realized and unrealized gain (loss)	0.54		1.95		(2.52)		(0.27)		0.45

Total from investment operations	0.86		2.22		(2.15)		0.16		0.64

Less:
Distributions from net investment income	0.34		0.24		0.34		0.37		0.15

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.02		-0-		-0-

Total distributions	0.34		0.24		0.38		0.41		0.15

Net asset value, end of the period	$10.21		$9.69		$7.71		$10.24		$10.49

Total return*	9.04	%(b)	29.00	%(c)	(21.21	)%(c)	1.37	%(c)	6.39	%**(c)

Net assets at end of the period (000’s omitted)	$189		$196		$112		$166		$533

Ratio of expenses to average net assets*(d)	0.15	%(f)	0.15%		0.15%		0.15%		0.17	%(e)

Ratio of net investment income to average net assets*(d)	3.22	%(f)	3.01%		4.14%		4.00%		3.61%

Portfolio turnover(g)	122%		41%		54%		13%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.42	%(f)	0.52%		0.56%		1.91%		8.66	%(e)

Ratio of net investment income (loss) to average net assets(d)	2.95	%(f)	2.64%		3.73%		2.24%		(4.88)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.65%, 0.78%, 0.78%, 0.88% and 0.84% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $186.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Asset Allocation Conservative Fund

Notes to Financial Statements

March 31, 2011

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Asset Allocation Conservative Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Asset Allocation Conservative Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek a high level of long-term total return, consistent with a low level of risk.
  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market

19        Invesco Van Kampen Asset Allocation Conservative Fund

quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.15% of the Fund’s average daily net assets. The Fund also indirectly bears the investment advisory fees of the

20        Invesco Van Kampen Asset Allocation Conservative Fund

underlying funds. Prior to the Reorganization, the Acquired Fund paid an advisory fee of $33,230 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.40%, 1.15%, 1.15% and 0.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Underlying fees and expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Underlying fees and expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the underlying fees and expenses are included in the total return of the Funds.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the year ended March 31, 2011, the Adviser waived advisory fees of $159,754 and reimbursed Fund expenses of $161,260.
  Prior to the Reorganization, Van Kampen voluntarily waived $26,150 of fees and/or reimbursed expenses of the Acquired Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $4,697 to VKII. For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $3,031 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended March 31, 2011, IIS was paid $126,208 for providing such services. Prior to the Reorganization, the Acquired Fund paid $9,577 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $99,827 to VKFI.
  For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to March 31, 2011, IDI advised the Fund that IDI retained $28,780 in front-end sales commissions from the sale of Class A shares and $24, $37,649 and $1,254 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $15,937 in front-end sales commissions from the sale of Class A shares and $12,017, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

21        Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$121,314,678	$—	$—	$121,314,678

NOTE 4—Investments in Affiliates

The Fund and the mutual funds below have the same investment adviser or an investment adviser under common control with the Fund’s investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the year ended March 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	3/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	3/31/2011	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$14,892,574	$3,371,984	$(75,420)	$17,753	$11,462,923	$647,322

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	—	5,090,560	924,626	581,166	76,154	4,823,254	—

Invesco Charter Fund, Institutional Class	—	3,527,811	696,500	460,060	56,425	3,347,796	31,126

Invesco Core Bond Fund, Institutional Class	—	32,014,226	2,014,295	(419,802)	(30,306)	29,549,823	445,098

Invesco Developing Markets Fund, Institutional Class	—	4,371,223	562,627	244,030	16,173	4,068,799	40,370

Invesco Diversified Dividend Fund, Institutional Class	—	5,417,387	1,077,511	636,523	84,161	5,060,560	69,977

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	4,754,820	757,621	30,654	1,253	4,029,106	232,722

Invesco Endeavor Fund, Institutional Class	—	2,677,901	797,861	505,502	108,267	2,493,809	—

Invesco Floating Rate Fund, Institutional Class	—	7,571,792	1,295,952	259,944	29,894	6,565,678	175,991

Invesco Global Real Estate Fund, Institutional Class	—	2,633,313	450,851	122,981	13,629	2,319,072	97,316

Invesco International Core Equity Fund, Institutional Class	—	5,221,665	979,692	420,476	66,870	4,729,319	99,944

Invesco Small Cap Equity Fund, Institutional Class	—	2,256,322	719,769	564,900	108,214	2,209,667	—

Invesco Van Kampen American Value Fund, Class Y	2,652,398	348,631	2,103,343	(967,520)	69,834	—	2,859

Invesco Van Kampen American Value Fund, Institutional Class	—	1,944,389	2,782,272	—	837,883	—	2,861

Invesco Van Kampen Capital Growth Fund, Class Y	6,647,657	815,659	4,946,082	(2,702,935)	185,701	—	—

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	4,596,526	3,363,281	2,199,359	1,320,298	4,752,902	—

Invesco Van Kampen Comstock Fund, Class Y	6,638,197	907,942	5,874,426	(1,749,474)	77,761	—	31,049

Invesco Van Kampen Comstock Fund, Institutional Class	—	5,719,020	4,627,324	629,370	1,343,940	3,065,006	57,279

Invesco Van Kampen Corporate Bond Fund, Class Y	29,337,371	93,298	27,611,003	(1,881,947)	62,281	—	364,110

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	23,445,098	26,079,427	—	2,634,329	—	543,407

Invesco Van Kampen Emerging Markets Fund, Class Y	1,332,238	207,484	1,339,186	(225,236)	24,700	—	—

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	1,288,665	1,589,199	—	300,534	—	—

22        Invesco Van Kampen Asset Allocation Conservative Fund

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	3/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	3/31/2011	Income

Invesco Van Kampen Government Securities Fund, Class Y	$21,294,258	$209,203	$21,761,633	$393,312	$(135,140)	$—	$150,494

Invesco Van Kampen Government Securities Fund, Institutional Class	—	20,060,628	20,517,385	—	456,757	—	165,977

Invesco Van Kampen Growth and Income Fund, Class Y	9,296,171	4,216,416	12,055,995	(1,419,795)	(36,797)	—	45,804

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	11,791,876	10,440,464	439,140	771,616	2,562,168	59,015

Invesco Van Kampen Harbor Fund, Class Y	3,973,246	127,671	3,372,311	(747,626)	19,020	—	38,515

Invesco Van Kampen Harbor Fund, Institutional Class	—	3,129,897	3,892,545	—	762,648	—	37,291

Invesco Van Kampen High Yield Fund, Class Y	3,988,376	28,534	3,672,461	(338,062)	(6,387)	—	89,701

Invesco Van Kampen High Yield Fund, Institutional Class	—	6,278,067	949,001	544,316	27,815	5,901,197	264,226

Invesco Van Kampen International Growth Fund, Class Y	9,271,825	1,711,581	8,877,984	(2,136,169)	30,747	—	—

Invesco Van Kampen International Growth Fund, Institutional Class	—	8,771,750	6,652,929	909,887	1,432,661	4,461,369	65,888

Invesco Van Kampen Limited Duration Fund, Class Y	13,294,634	130,175	13,268,255	(108,936)	(47,618)	—	82,750

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	12,278,241	12,506,476	—	228,235	—	98,297

Invesco Van Kampen Mid Cap Growth, Class Y	2,647,295	263,316	1,834,207	(1,157,283)	80,879	—	—

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	1,691,072	2,880,309	—	1,189,237	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	2,642,028	329,391	2,236,378	(856,038)	120,997	—	7,904

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,013,166	2,960,855	—	947,689	—	7,799

Invesco Van Kampen U.S. Mortgage Fund, Class Y	6,647,357	194,588	6,695,350	(156,454)	9,859	—	56,566

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	6,252,303	6,554,146	—	301,843	—	82,156

Liquid Assets Portfolio, Institutional Class	—	24,093,900	24,093,900	—	—	—	540

PowerShares 1-30 Laddered Treasury Portfolio	—	22,023,166	1,120,732	(940,138)	(50,066)	19,912,230	230,927

PowerShares Emerging Markets Sovereign Debt Portfolio	—	606,466	636,451	—	29,985	—	8,700

Premier Portfolio, Institutional Class	—	24,093,900	24,093,900	—	—	—	306

Total	$119,663,051	$280,091,613	$285,038,499	$(6,941,215)	$13,539,728	$121,314,678	$4,334,287

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  Prior to the Reorganization, the Acquired Fund provided retirement plans for its independent trustees. Such plans were terminated prior to the Reorganization. At the time the plans were terminated the Acquired Fund did not meet the minimum number of years of operations required for the trustees to become fully vested in the plans. Therefore, previously recognized pension expense of $42,057 was reversed during the period.
  For the period ended March 31, 2011, the Fund paid legal fees of $865 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of $447 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

23        Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended March 31, 2011 and 2010:

	2011	2010

Ordinary income	$3,840,140	$2,605,678

Tax Components of Net Assets at Period-End:

2011

Undistributed ordinary income	$208,246

Net unrealized appreciation — investments	7,048,555

Temporary book/tax differences	(2,457)

Capital loss carryforward	(3,190,937)

Shares of beneficial interest	117,057,576

Total net assets	$121,120,983

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $5,494,800 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2018	$3,190,937

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended March 31, 2011 was $155,407,183 and $173,044,232, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,483,915

Aggregate unrealized (depreciation) of investment securities	(1,435,360)

Net unrealized appreciation of investment securities	$7,048,555

Cost of investments for tax purposes is $114,266,123.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of prior year reclassification of taxes paid, on March 31, 2011, undistributed net investment income (loss) was increased by $2,184 and shares of beneficial interest decreased by $2,184. This reclassification had no effect on the net assets of the Fund.

24        Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 10—Share Information

	Summary of Share Activity

	Years ended March 31,
	2011(a)				2010
	Shares		Amount		Shares	Amount

Sales:
Class A	1,991,902	(b)	$19,528,249	(b)	4,439,491	$40,517,351

Class B	322,294		3,125,568		960,869	8,781,182

Class C	273,642		2,663,874		526,147	4,814,478

Class Y	10,680		106,618		5,539	52,167

Total sales	2,598,518		25,424,309		5,932,046	54,165,178

Dividend reinvestment:
Class A	285,636		2,812,677		216,010	2,009,034

Class B	51,133		502,614		27,522	256,346

Class C	41,362		406,901		29,194	270,426

Class Y	504		4,988		170	1,588

Total dividend reinvestment	378,635		3,727,180		272,896	2,537,394

Repurchases:
Class A	(3,626,424)		(35,715,816)		(3,172,554)	(28,934,919)

Class B	(661,514	)(b)	(6,485,087	)(b)	(531,810)	(4,864,625)

Class C	(589,995)		(5,825,172)		(573,265)	(5,176,080)

Class Y	(12,974)		(129,703)		—	—

Total repurchases	(4,890,907)		$(48,155,778)		(4,277,629)	$(38,975,624)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 94,518 Class B shares into 94,185 Class A shares at a value of $927,997.

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Moderately Conservative Allocation Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

NOTE 12—Change in Independent Registered Public Accounting Firm (unaudited)

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

25        Invesco Van Kampen Asset Allocation Conservative Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series)
and Shareholders of Invesco Van Kampen Asset Allocation Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Invesco Van Kampen Asset Allocation Conservative Fund (formerly known as Van Kampen Asset Allocation Conservative Fund; one of the funds constituting AIM Growth Series (Invesco Growth Series), hereafter referred to as the “Fund”) at March 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights of the Fund for the periods ended March 31, 2010 and prior were audited by other independent auditors whose report dated May 18, 2010 expressed an unqualified opinion on those financial statements.

PRICEWATERHOUSECOOPERS LLP

May 19, 2011
Houston, Texas

26        Invesco Van Kampen Asset Allocation Conservative Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$1,052.09	$2.05	$1,022.94	$2.02	0.40%

B	1,000.00	1,048.52	5.87	1,019.20	5.79	1.15

C	1,000.00	1,049.80	4.91	1,020.14	4.84	0.96

Y	1,000.00	1,053.42	0.77	1,024.18	0.76	0.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

27        Invesco Van Kampen Asset Allocation Conservative Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2011:

Federal and State Income Tax

Qualified Dividend Income*	10.75%
Corporate Dividends Received Deduction*	4.77%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

28        Invesco Van Kampen Asset Allocation Conservative Fund

Trustees and Officers
The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	194	None

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.	194	None

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	212	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2001	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	194	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	212	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	194	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	1985	Retired	194	Director and Chairman, C.D.
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie		Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	194	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	212	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2001	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	194	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	2001	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	194	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	2001	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	194	Director, Reich & Tang Funds (6
				portfolios)

Prema Mathai-Davis — 1950 Trustee	2001	Retired	194	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	194	None

		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	212	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	194	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Karen Dunn Kelley — 1960 Vice President	2004	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange- Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange- Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2600 One Commerce Square	1177 Avenue of the Americas	11 Greenway Plaza, Suite 2500	225 Franklin
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77046-1173	Boston, MA 02110-2801

T-4

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov.
Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AAC-AR-1	Invesco Distributors, Inc.

Annual Report to Shareholders	March 31, 2011

Invesco Van Kampen Asset Allocation
Growth Fund
Nasdaq:
A: VKAAX ■ B: VKABX ■ C: VKACX ■ Y: VKAIX

2	Letters to Shareholders
4	Performance Summary
4	Management Discussion
6	Long-Term Fund Performance
8	Supplemental Information
11	Schedule of Investments
12	Financial Statements
15	Financial Highlights
18	Notes to Financial Statements
25	Auditor’s Report
26	Fund Expenses
27	Tax Information
T-1	Trustees and Officers

Letters to Shareholders

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance.
     I’ve always believed that companies have an obligation to communicate regularly with their clients, and I believe that obligation is especially critical in the investment industry.
     Our website – invesco.com/us – offers timely market updates and commentary from many of our portfolio managers and other investment professionals, as well as quarterly messages from me. At invesco.com/us, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer.
Invesco’s commitment to investment excellence
Invesco’s 2010 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, broadened our range of investment products available to you. As a strong organization with a single focus – investment management – Invesco today offers investment capabilities and products to meet the needs of virtually any investor. In addition to traditional mutual funds, we manage a broad range of other solutions, including single-country, regional and global investments spanning major equity, fixed income and alternative asset classes.
     Investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial advisor will be able to find an appropriate investment option to meet your needs.
Invesco’s commitment to you
Invesco’s commitment to you remains stronger than ever. It’s one of the reasons we’ve grown to become one of the world’s leading asset managers.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     I want to thank you for placing your trust in us. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
2 Invesco Van Kampen Asset Allocation Growth Fund

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
     As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.” Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”
3 Invesco Van Kampen Asset Allocation Growth Fund

Management’s Discussion of Fund Performance

Performance summary
For the 12 months ended March 31, 2011, Class A shares of Invesco Van Kampen Asset Allocation Growth Fund, at net asset value (NAV), returned 12.76% and outperformed the Fund’s custom style-specific benchmark, which returned 11.99% over the same period. Weaknesses in equity markets in the second quarter of 2010 detracted from overall performance. Recoveries in equity, fixed income and commodities markets at the end of 2010 through early 2011, however, helped maximize the Fund’s outperformance for the reporting period. Exposure to small– and mid–cap equities also contributed as they outperformed the large–cap equities represented in the custom style-specific benchmark.
     Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes
Total returns, 3/31/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.76%

Class B Shares	11.87

Class C Shares	11.85

Class Y Shares	12.96

S&P 500 Index▼ (Broad Market Index)	15.66

Custom Invesco Van Kampen Asset Allocation Growth Index (Old)■ (Former Style-Specific Index)	12.33

Custom Invesco Van Kampen Asset Allocation Growth Index■ (Style-Specific Index)	11.99

▼Lipper Inc.; ■Invesco, Lipper Inc.

How we invest
Invesco Van Kampen Asset Allocation Growth Fund is intended for investors with a high risk tolerance. The Fund invests in funds diversified among asset classes (stocks, bonds and commodities), investment styles (value, blend/core and growth), regions (domestic and international) and market capitalizations (small, mid and large). The underlying funds include stock funds, which represent 71% of the portfolio; bond funds, which represent 7% of the portfolio; and balanced-risk allocation and commodity funds, which represent 22% of the portfolio and can shift exposures between equities, sovereign debt and commodities.
     The balanced-risk allocation and commodity funds gain their exposures to their underlying assets through the use of derivatives, specifically exchange-traded futures and swaps agreements.
     While no fund can guarantee positive performance, the broad portfolio diversification strives to provide exposure to areas of the market that may perform well in any given period. Additionally, the broad diversification attempts to limit exposure to any one area of the market that may be underperforming.
     We establish target asset class weightings and underlying fund selections for the Fund and also monitor the Fund on an ongoing basis. The underlying funds are actively managed by their respective management teams based on individual fund objectives, investment strategies and management techniques.
     While the weightings of various underlying funds in the portfolio may vary from their targets during the year due to market movements, we rebalance the portfolio quarterly to maintain its target asset class allocations.

Market conditions and your Fund
The onset of the reporting period was characterized by dynamic changes in the global economy. Chinese officials began to tighten monetary policy in response to fears about inflation, creating concerns about the pace of growth for the Chinese economy and its impact on demand for commodities. Furthermore, concerns about a “double dip” recession in the U.S. and concerns about the economies of Greece, Ireland, Portugal and Spain, ignited fears of a renewed global economic slowdown. These developments led global investors to seek out safety, driving downward government bond yields of the world’s largest industrial countries.
     As we moved into the latter part of 2010, we witnessed the rare event of increases in virtually all asset prices. Two events and related policy responses drove returns: the peripheral European debt crisis and the marked slowdown in the U.S. economy. In the case of Europe, the creation of a facility to support the troubled economies removed the worst of the uncertainty. Riskier assets such as equities rose in response. In the U.S., the Federal Reserve set expectations for a second round of quantitative easing. Government bonds benefited from both the economic events and the U.S. policy response, resulting in yields across the yield curve hovering at low levels. Equities were supported by very loose monetary policy and the belief that the seven largest developed economies (G7) had recovered since the summer months. For emerging markets, the economic landscape was even brighter with rising asset values, strengthening business activity and a hint of inflationary pressures.
     The 2010 fourth quarter rise in government bond yields took their valuations much closer to our estimate of fair value. The four main commodity complexes (agriculture, precious metals, industrial metals and energy) all enjoyed

Portfolio Composition
By asset class

Equities	71.3%

Asset Allocation	15.9

Fixed Income	7.0

Commodities	5.9

Money Market Funds
Plus Other Assets Less Liabilities	-0.1

Total Net Assets	$180.7 million

Total Number of Holdings*	14
The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

4 Invesco Van Kampen Asset Allocation Growth Fund

price advances during the quarter, propelled by tightening supply-demand balances and positive economic prospects among commodity-intensive emerging markets.
     During the waning months of the reporting period, global equity markets suffered small corrections due to the lingering tensions in the Middle East and North Africa and the potentially negative impact of the earthquake in Japan on the global supply chain. However, decent growth, reasonably strong earnings prospects and accommodative monetary policies by the major central banks helped drive stock returns. Government bond yields plunged substantially earlier this March because of the events in Japan and the Middle East but have since resumed their upward trend, reflecting the generally improving economic growth prospects and the potential for higher inflation down the road. Within commodities, the broad-based upward trend remained intact, with crude oil benefiting from geopolitical tensions and gold from continued bullish sentiment. Select agricultural commodities underwent a selloff earlier in March, as a result of some improvement on the harvest outlook, providing some much-welcomed relief to concerns about food-related inflation.
     The Fund’s performance was influenced by two significant rebalances during the fiscal year which aligned the strategy with our long-term objective. Effective September 17, 2010, the Fund was rebalanced to align it more closely with the existing lineup of Invesco target risk funds. Effective November 29, 2010, strategic adjustments were made to the Fund reflecting several months of research by Invesco’s Global Asset Allocation team. This was represented by changes to the underlying allocations, including a new allocation to commodities, and a new 20% maximum exchange-traded fund (ETF) exposure.
     From the beginning of the period through the rebalance in September, positive relative performance was driven in large part by Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Emerging Markets Fund and iShares Barclays 20+ Year Treasury Bond ETF (TLT). Before the end of the reporting period, we sold our holdings in these three funds. Invesco Van Kampen Growth & Income Fund, Invesco Van Kampen International Growth Fund and Invesco Van Kampen Comstock Fund minimized gains during that time. In the interim period between the two rebalances, the Fund outperformed its custom style-specific benchmark due in large part to contributions from Invesco Van Kampen Capital Growth Fund, Invesco Small Cap Equity Fund and Invesco Developing Markets Fund.
     From the second rebalance through the end of the reporting period, the Fund slightly underperformed its custom style-specific benchmark. Underperformance was largely attributed to Invesco Balanced-Risk Allocation Fund, Invesco Developing Markets Fund and Invesco Global Real Estate Fund.
     Finally, we thank you for your continued commitment to Invesco Van Kampen Asset Allocation Growth Fund.
The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
See important Fund and, if applicable, index disclosures later in this report.
Mark Ahnrud
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Growth Fund.
Mr. Ahnrud joined Invesco in 2000. He earned a B.S. in finance and investments from Babson College. He also earned an M.B.A. from the Fuqua School of Business at Duke University with a concentration in finance and real estate investment.
Chris Devine
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Growth Fund.
Mr. Devine joined Invesco in 1998. He earned a B.A. in economics from Wake Forest University and an M.B.A. from the University of Georgia.
Scott Hixon
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Growth Fund.
Mr. Hixon joined Invesco in 1994. He earned a B.A. in finance from Georgia Southern University and an M.B.A. in finance from Georgia State University.
Christian Ulrich
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Growth Fund.
Mr. Ulrich joined Invesco in 2000. He graduated from the KV Zurich Business School in Zurich, Switzerland.
Scott Wolle
Chartered Financial Analyst, Chief Investment Officer of Invesco Global Asset Allocation, is manager of Invesco Van Kampen Asset Allocation Growth Fund. Mr. Wolle joined Invesco in 1999. He earned a B.S. in finance from Virginia Polytechnic Institute and State University and an M.B.A. from the Fuqua School of Business at Duke University.

5 Invesco Van Kampen Asset Allocation Growth Fund

Your Fund’s Long-Term Performance
Results of a $10,000 Investment – Oldest Share Classes since Inception
Fund data from 9/25/06, Index data from 9/30/06

1	Invesco, Lipper Inc.

2	Beginning September 30, 2010, the Custom Invesco Van Kampen Asset Allocation Growth Index was changed to better reflect the investments of the Fund. Prior to that time, returns would have been the same as the current Custom Invesco Van Kampen Asset Allocation Growth Index. The ending value for the index as originally allocated is $11,263.

3	Lipper Inc.

Past performance cannot guarantee comparable future results.
     The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

6 Invesco Van Kampen Asset Allocation Growth Fund

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

Class A Shares

Inception (9/25/06)		2.92%

1	Year	6.57

Class B Shares

Inception (9/25/06)		3.00%

1	Year	6.87

Class C Shares

Inception (9/25/06)		3.39%

1	Year	10.85

Class Y Shares

Inception (9/25/06)		4.48%

1	Year	12.96
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Asset Allocation Growth Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Asset Allocation Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.15%, 1.90%, 1.90%, and 0.90%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.59%, 2.34%, 2.34% and 1.34%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.75% for Invesco Van Kampen Asset Allocation Growth Fund.

continued from page 10

■	The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
■	The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Other information
■	The Chartered Financial Analyst® (CFA®) designation is globally recognized and attests to a charterholder’s success in a rigorous and comprehensive study program in the field of investment management and research analysis.
■	The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

7 Invesco Van Kampen Asset Allocation Growth Fund

Invesco Van Kampen Asset Allocation Growth Fund’s (Growth Fund) investment objective is to seek a high level of long-term total return, consistent with a high level of risk.
■	Unless otherwise stated, information presented in this report is as of March 31, 2011, and is based on total net assets.

■	Unless otherwise noted, all data provided by Invesco.

■	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About share classes
■	Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Please see the prospectus for more information.

■	Class Y shares are available to only certain investors. Please see the prospectus for more information.

Principal risks of investing in the Fund
■	Allocation risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. The Adviser’s evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected Underlying Funds may be incorrect in view of actual market conditions.

■	Risks of investing in the underlying funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In addition, the Fund will bear its proportionate share of the expenses of the Underlying Funds. In selecting among the Underlying Funds (which also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.

■	Non-diversified fund risks. A non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.

■	Active trading risk. Certain Underlying Funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

■	Exchange-traded funds risks. An investment by the Fund or an Underlying Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. ETFs may be subject to the following risks: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or an Underlying Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or an Underlying Fund may invest are leveraged. The more the Fund or an Underlying Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

■	Market risk. Market risk is the possibility that the market values of securities owned by a fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets. Investments in fixed income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. U.S. government securities, which, while backed by the U.S. government, are not guaranteed against declines in their market values. Mortgage-related securities may be more susceptible to further price declines than traditional fixed income securities in periods of rising interest rates and may have less price benefit than traditional fixed income securities in periods of declining interest rates.

■	Capitalization risk. During an overall stock market decline, stock prices of small- or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium- capitalization have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.

■	Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as junk bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal and may have less liquidity and a higher incidence of

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
continued on page 9

Fund Nasdaq Symbols

Class A Shares	VKAAX
Class B Shares	VKABX
Class C Shares	VKACX
Class Y Shares	VKAIX

8 Invesco Van Kampen Asset Allocation Growth Fund

default than investments in higher-grade securities.

■	Call/prepayment risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.

■	Debt securities risk. The Underlying Funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

■	Extension risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

■	Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

■	Risks of investing in REITs and foreign real estate companies. Investing in REITs and foreign real estate companies makes a fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

■	Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
■	Non-diversification risk. Certain Underlying Funds are classified as non-diversified funds. Such Underlying Funds may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such Underlying Fund’s shares.

■	Cash/cash equivalent risk. Holding cash or cash equivalents may negatively affect performance.

■	Commodity risk. Certain of the Underlying Funds will invest in commodities through a wholly-owned subsidiary of that Underlying Fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Underlying Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds.

The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the Underlying Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an Underlying Fund shares.

■	Concentration risk. To the extent an Underlying Fund invests a greater amount in any one sector or industry, the Underlying Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Underlying Fund if conditions adversely affect that sector or industry.

■	Convertible securities risk. An Underlying Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

■	Counterparty risk. Many of the instruments that an Underlying Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

■	Developing markets securities risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

■	High yield bond (junk bond) risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

■	Industry focus risk. To the extent an Underlying Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Underlying Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

■	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

■	Leverage risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an Underlying Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

■	Limited number of holdings risk. An Underlying Fund may invest a large percentage of its assets in a limited continued on page 10

9 Invesco Van Kampen Asset Allocation Growth Fund

number of securities or other instruments, which could negatively affect the value of the Fund.

■	Liquidity risk. An Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

■	Management risk. The investment techniques and risk analysis used by the Fund’s and the Underlying Funds’ portfolio managers may not produce the desired results.

■	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

■	Short sales risk. Short sales may cause an Underlying Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Underlying Fund’s exposure is unlimited.

■	Small- and mid-capitalization risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

■	Subsidiary risk. By investing in the Subsidiary, certain of the Underlying Funds are indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, certain of the Underlying Funds, as sole investors in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s Prospectus and could negatively affect the Underlying Fund and its shareholders.
■	Tax risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an Underlying Fund may not cite as precedent), such that an Underlying Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Underlying Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Underlying Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

■	U.S. government obligations risk. An Underlying Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Underlying Fund’s ability to recover should they default.

■	Commodity-linked notes risk. An Underlying Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an Underlying Fund.

■	Issuer-specific changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

■	Market trading. Risk is inherent in all investing. An investment in certain Underlying Funds that are ETFs involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

■	Non-correlation risk. An Underlying Fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an Underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Underlying Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an Underlying Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an Underlying Fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

■	Replication management risk. Unlike many investment companies, certain Underlying Funds are not “actively” managed. That is, the Underlying Fund does not utilize an investing strategy that seeks returns in excess of the underlying index of an underlying ETF. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

About indexes used in this report
■	The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

■	The Custom Invesco Van Kampen Asset Allocation Growth Index (Old), created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Growth Fund, is composed of the following indexes: S&P 500 Index (50%), MSCI EAFE Index (30%) and Barclays Capital U.S. Aggregate Index (20%).

■	The Custom Invesco Van Kampen Asset Allocation Growth Index, created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Growth Fund, is composed of the S&P 500 Index, the MSCI EAFE Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.

■	The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
continued on page 7

10 Invesco Van Kampen Asset Allocation Growth Fund

Schedule of Investments

March 31, 2011

	Number of
Description	Shares	Value

Investment Companies(a)–100.1%
Invesco Balanced-Risk Allocation Fund, Institutional Class	2,546,303	$28,645,908

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class(b)(c)	946,342	10,759,903

Invesco Charter Fund, Institutional Class	625,222	11,010,151

Invesco Developing Markets Fund, Institutional Class	401,092	13,388,467

Invesco Diversified Dividend Fund, Institutional Class	1,304,604	16,698,926

Invesco Endeavor Fund, Institutional Class(b)	463,243	8,227,204

Invesco Global Real Estate Fund, Institutional Class(c)	723,488	7,640,037

Invesco International Core Equity Fund, Institutional Class	1,372,486	15,591,436

Invesco Small Cap Equity Fund, Institutional Class(b)	515,281	7,296,372

Invesco Van Kampen Capital Growth Fund, Institutional Class(b)	1,075,033	15,641,736

Invesco Van Kampen Comstock Fund, Institutional Class	609,060	10,128,673

Invesco Van Kampen Growth and Income Fund, Institutional Class	417,694	8,449,948

Invesco Van Kampen International Growth Fund, Institutional Class	842,281	14,714,649

PowerShares 1-30 Laddered Treasury Portfolio	460,700	12,646,215

Total Long-Term Investments–100.1% (Cost $156,948,546)		180,839,625

Money Market Funds(a)–0.1%
Liquid Assets Portfolio–Institutional Class	54,622	54,622

Premier Portfolio–Institutional Class	54,622	54,622

Total Money Market Funds–0.1% (Cost $109,244)		109,244

TOTAL INVESTMENTS–100.2% (Cost $157,057,790)		180,948,869

OTHER ASSETS LESS LIABILITIES–(0.2%)		(283,529)

NET ASSETS–100.0%		$180,665,340

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	The Fund does not invest in the underlying funds for the purpose of exercising management or control. At March 31, 2011, the Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Percent of
Underlying Fund	Shares Held

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	9.11%

Invesco Global Real Estate Fund, Institutional Class	5.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Asset Allocation Growth Fund

Statement of Assets and Liabilities

March 31, 2011

Assets:
Investments in underlying funds, at value (Cost $157,057,790)	$180,948,869

Receivables:
Fund shares sold	164,244

Dividends	54

Expense reimbursement from adviser	3,647

Investment for trustee deferred compensation and retirement plans	1,351

Total assets	181,118,165

Liabilities:
Payables:
Fund shares repurchased	236,181

Accrued fees to affiliates	114,345

Accrued other operating expenses	99,148

Trustee deferred compensation and retirement plans	3,151

Total liabilities	452,825

Net assets	$180,665,340

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$168,450,359

Net unrealized appreciation	23,891,079

Accumulated undistributed net investment income	2,355,585

Accumulated net realized gain (loss)	(14,031,683)

Net assets	$180,665,340

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $130,932,916 and 12,105,627 shares of beneficial interest issued and outstanding)	$10.82

Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price to public	$11.45

Class B Shares:
Net asset value and offering price per share (based on net assets of $31,520,602 and 2,924,239 shares of beneficial interest issued and outstanding)	$10.78

Class C Shares:
Net asset value and offering price per share (based on net assets of $17,295,444 and 1,602,272 shares of beneficial interest issued and outstanding)	$10.79

Class Y Shares:
Net asset value and offering price per share (based on net assets of $916,378 and 84,621 shares of beneficial interest issued and outstanding)	$10.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Asset Allocation Growth Fund

Statement of Operations

For the year ended March 31, 2011

Investment income:
Dividends from underlying affiliated funds	$4,321,699

Dividends from underlying unaffiliated funds	146,271

Total investment income	4,467,970

Expenses:
Investment advisory fee	257,963

Administrative service fees	55,242

Distribution fees
Class A	308,276

Class B	308,515

Class C	165,230

Transfer agent fees — Class A, B, C and Y	375,199

Trustees’ and officer’s fees and benefits	19,450

Custodian fees	13,258

Pension expense (See note 5)	(42,057)

Other	171,669

Total expenses	1,632,745

Less: Fees waived and/or expenses reimbursed	593,348

Net expenses	1,039,397

Net investment income	3,428,573

Realized and unrealized gain (loss):
Realized gain:
Realized gain on sales of underlying affiliated funds	14,935,454

Realized gain on sales of underlying unaffiliated funds	181,520

Realized gain distributions from underlying affiliated funds	147,682

Net realized gain	15,264,656

Unrealized appreciation:
Beginning of the period	22,636,340

End of the period	23,891,079

Net unrealized appreciation during the period	1,254,739

Net realized and unrealized gain	16,519,395

Net increase in net assets from operations	$19,947,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Asset Allocation Growth Fund

Statement of Changes in Net Assets

	For the	For the
	year ended	year ended
	March 31,	March 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$3,428,573	$2,094,669

Net realized gain (loss)	15,264,656	(9,868,785)

Net unrealized appreciation during the period	1,254,739	63,340,116

Change in net assets from operations	19,947,968	55,566,000

Distributions from net investment income:
Class A	(2,743,761)	(1,726,071)

Class B	(239,534)	(283,749)

Class C	(126,957)	(148,144)

Class Y	(31,252)	(12,844)

Total distributions	(3,141,504)	(2,170,808)

Net change in net assets from investment activities	16,806,464	53,395,192

From capital transactions:
Proceeds from shares sold	36,077,726	64,181,903

Net asset value of shares issued through dividend reinvestment	3,071,960	2,129,563

Cost of shares repurchased	(52,907,522)	(38,863,094)

Net change in net assets from capital transactions	(13,757,836)	27,448,372

Total increase in net assets	3,048,628	80,843,564

Net assets:
Beginning of the period	177,616,712	96,773,148

End of the period (including accumulated undistributed net investment income of $2,355,585 and $2,068,516, respectively)	$180,665,340	$177,616,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.81		$6.48		$10.71		$10.90		$10.00

Net investment income(a)	0.22		0.14		0.19		0.18		0.09

Net realized and unrealized gain (loss)	1.02		3.33		(4.14)		(0.20)		0.95

Total from investment operations	1.24		3.47		(3.95)		(0.02)		1.04

Less:
Distributions from net investment income	0.23		0.14		0.07		0.13		0.14

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	0.23		0.14		0.28		0.17		0.14

Net asset value, end of the period	$10.82		$9.81		$6.48		$10.71		$10.90

Total return*	12.76	%(b)	53.66	%(c)	(36.88	)%(c)	(0.32	)%(c)	10.48	%**(c)

Net assets at end of the period (000’s omitted)	$130,933		$128,086		$71,153		$61,787		$19,822

Ratio of expenses to average net assets*(d)	0.40	%(f)	0.40%		0.40%		0.40%		0.42	%(e)

Ratio of net investment income to average net assets*(d)	2.19	%(f)	1.65%		2.27%		1.56%		1.61%

Portfolio turnover(g)	104%		38%		44%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.75	%(f)	0.83%		0.90%		1.01%		3.71	%(e)

Ratio of net investment income (loss) to average net assets(d)	1.84	%(f)	1.22%		1.77%		0.95%		(1.68)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.73%, 0.87%, 0.83%, 0.89% and 0.96% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $123,317.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights—(continued)

	Class B Shares
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.71		$6.43		$10.63		$10.86		$10.00

Net investment income(a)	0.14		0.08		0.13		0.12		0.04

Net realized and unrealized gain (loss)	1.01		3.29		(4.09)		(0.24)		0.95

Total from investment operations	1.15		3.37		(3.96)		(0.12)		0.99

Less:
Distributions from net investment income	0.08		0.09		0.03		0.07		0.13

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	0.08		0.09		0.24		0.11		0.13

Net asset value, end of the period	$10.78		$9.71		$6.43		$10.63		$10.86

Total return*	11.87	%(b)	52.51	%(c)	(37.32	)%(c)	(1.12	)%(c)	9.95	%**(c)

Net assets at end of the period (000’s omitted)	$31,521		$31,224		$15,884		$13,205		$3,968

Ratio of expenses to average net assets*(d)	1.15	%(f)	1.15%		1.15%		1.15%		1.17	%(e)

Ratio of net investment income to average net assets*(d)	1.46	%(f)	0.91%		1.54%		1.10%		0.82%

Portfolio turnover(g)	104%		38%		44%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	1.50	%(f)	1.58%		1.65%		1.78%		4.46	%(e)

Ratio of net investment income (loss) to average net assets(d)	1.11	%(f)	0.48%		1.04%		0.47%		(2.47)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.73%, 0.87%, 0.83%, 0.89% and 0.96% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $30,852.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights—(continued)

	Class C Shares
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.72		$6.44		$10.63		$10.86		$10.00

Net investment income(a)	0.14		0.08		0.13		0.12		0.05

Net realized and unrealized gain (loss)	1.01		3.29		(4.09)		(0.23)		0.94

Total from investment operations	1.15		3.37		(3.96)		(0.11)		0.99

Less:
Distributions from net investment income	0.08		0.09		0.02		0.08		0.13

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	0.08		0.09		0.23		0.12		0.13

Net asset value, end of the period	$10.79		$9.72		$6.44		$10.63		$10.86

Total return*	11.85	%(b)	52.36	%(c)	(37.31	)%(c)	(1.08	)%(c)	9.96	%**(c)

Net assets at end of the period (000’s omitted)	$17,295		$16,888		$9,524		$10,568		$3,057

Ratio of expenses to average net assets*(d)	1.15	%(f)	1.15%		1.15%		1.15%		1.17	%(e)

Ratio of net investment income to average net assets*(d)	1.45	%(f)	0.89%		1.54%		1.06%		0.86%

Portfolio turnover(g)	104%		38%		44%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	1.50	%(f)	1.58%		1.65%		1.77%		4.46	%(e)

Ratio of net investment income (loss) to average net assets(d)	1.10	%(f)	0.46%		1.04%		0.44%		(2.43)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.73%, 0.87%, 0.83%, 0.89% and 0.96% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $16,525.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights—(continued)

	Class Y Sharesˆ
									September 25, 2006
									(Commencement of
									operations) to
	Year ended March 31,								March 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.85		$6.50		$10.74		$10.92		$10.00

Net investment income(a)	0.24		0.18		0.22		0.19		0.10

Net realized and unrealized gain (loss)	1.02		3.33		(4.16)		(0.19)		0.97

Total from investment operations	1.26		3.51		(3.94)		-0-		1.07

Less:
Distributions from net investment income	0.28		0.16		0.09		0.14		0.15

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	0.28		0.16		0.30		0.18		0.15

Net asset value, end of the period	$10.83		$9.85		$6.50		$10.74		$10.92

Total return*	12.96	%(b)	54.09	%(c)	(36.71	)%(c)	(0.09	)%(c)	10.71	%**(c)

Net assets at end of the period (000’s omitted)	$916		$1,419		$211		$174		$546

Ratio of expenses to average net assets*(d)	0.15	%(f)	0.15%		0.15%		0.15%		0.17	%(e)

Ratio of net investment income to average net assets*(d)	2.40	%(f)	1.98%		2.54%		1.68%		1.78%

Portfolio turnover(g)	104%		38%		44%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.50	%(f)	0.58%		0.63%		1.01%		3.46	%(e)

Ratio of net investment income (loss) to average net assets(d)	2.05	%(f)	1.55%		2.06%		0.82%		(1.51)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.73%, 0.87%, 0.83%, 0.89% and 0.96% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $1,289.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

Notes to Financial Statements

March 31, 2011

NOTE 1—Significant Accounting Policies
Invesco Van Kampen Asset Allocation Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Asset Allocation Growth Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek a high level of long-term total return, consistent with a high level of risk.

18        Invesco Van Kampen Asset Allocation Growth Fund

  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

19        Invesco Van Kampen Asset Allocation Growth Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.15% of the Fund’s average daily net assets. The Fund also indirectly bears the investment advisory fees of the underlying funds. Prior to the Reorganization, the Acquired Fund paid an advisory fee of $44,070 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.40%, 1.15%, 1.15% and 0.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Underlying fund fees and expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

20        Invesco Van Kampen Asset Allocation Growth Fund

  Underlying fund fees and expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Underlying fund fees and expenses are included in the total return of the Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the year ended March 31, 2011, the Adviser waived advisory fees of $214,853 and reimbursed Fund expenses of $313,738.
  Prior to the Reorganization, Van Kampen voluntarily waived $64,757 of fees and/or reimbursed expenses of the Acquired Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $5,063 to VKII. For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $3,582 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended March 31, 2011, IIS was paid $299,522 for providing such services. Prior to the Reorganization, the Acquired Fund paid $40,907 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $132,986 to VKFI.
  For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to March 31, 2011, IDI advised the Fund that IDI retained $63,674 in front-end sales commissions from the sale of Class A shares and $484, $67,421 and $3,745 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $32,766 in front-end sales commissions from the sale of Class A shares and $19,091, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

21        Invesco Van Kampen Asset Allocation Growth Fund

  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$180,948,869	$—	$—	$180,948,869

NOTE 4—Investments in Affiliates
The Fund and the mutual funds below have the same investment adviser or an investment adviser under common control with the Fund’s investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the year ended March 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	3/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	3/31/2011	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$32,142,129	$3,353,427	$(180,364)	$37,570	$28,645,908	$1,468,808

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	—	10,242,500	847,664	1,296,488	68,579	10,759,903	—

Invesco Charter Fund, Institutional Class	—	10,131,464	678,130	1,513,036	43,781	11,010,151	92,776

Invesco Developing Markets Fund, Institutional Class	—	12,994,247	403,690	783,764	14,146	13,388,467	120,510

Invesco Diversified Dividend Fund, Institutional Class	—	15,606,470	1,064,355	2,100,412	56,399	16,698,926	216,218

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	1,469,348	1,479,508	—	10,160	—	12,126

Invesco Endeavor Fund, Institutional Class	—	7,632,330	1,237,302	1,667,677	164,499	8,227,204	—

Invesco Global Real Estate Fund, Institutional Class	—	7,548,525	315,975	397,270	10,217	7,640,037	292,943

Invesco International Core Equity Fund, Institutional Class	—	15,078,951	903,169	1,386,210	29,444	15,591,436	299,680

Invesco Small Cap Equity Fund, Institutional Class	—	6,445,072	1,181,383	1,865,330	167,353	7,296,372	—

Invesco Van Kampen Capital Growth Fund, Class Y	24,006,844	1,517,035	17,827,629	(7,865,234)	168,984	—	—

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	15,945,392	10,960,463	7,386,762	3,270,045	15,641,736	—

Invesco Van Kampen Comstock Fund, Class Y	23,973,923	1,995,923	23,432,691	(2,241,707)	(295,448)	—	104,386

Invesco Van Kampen Comstock Fund, Institutional Class	—	22,273,827	15,450,436	1,803,371	1,501,911	10,128,673	184,929

Invesco Van Kampen Corporate Bond Fund, Class Y	14,269,553	436,492	13,693,633	(1,396,471)	384,059	—	179,053

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	10,599,385	11,978,294	—	1,378,909	—	218,087

Invesco Van Kampen Emerging Markets Fund, Class Y	10,691,626	1,077,739	10,678,801	(1,234,260)	143,696	—	—

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	10,241,782	12,037,399	—	1,795,617	—	—

Invesco Van Kampen Growth and Income Fund, Class Y	15,987,131	1,482,983	16,140,356	(1,223,009)	(106,749)	—	59,116

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	16,042,263	9,135,473	1,346,836	196,322	8,449,948	108,780

Invesco Van Kampen High Yield Fund, Class Y	10,669,485	309,087	10,112,191	(697,009)	(169,372)	—	228,361

Invesco Van Kampen High Yield Fund, Institutional Class	—	8,342,346	9,273,679	—	931,333	—	293,537

Invesco Van Kampen International Growth Fund, Class Y	30,119,399	4,078,600	32,782,186	(995,960)	(419,853)	—	—

Invesco Van Kampen International Growth Fund, Institutional Class	—	32,451,207	19,623,417	3,095,497	(1,208,638)	14,714,649	196,902

Invesco Van Kampen Limited Duration Fund, Class Y	2,667,408	91,594	2,736,777	(35,984)	13,759	—	15,809

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	2,092,176	2,127,485	—	35,309	—	11,488

Invesco Van Kampen Mid Cap Growth Fund, Class Y	19,475,083	1,234,333	17,069,231	(3,891,362)	251,177	—	—

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	13,717,894	18,200,402	—	4,482,508	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	3,533,843	327,653	2,561,134	(1,495,095)	194,733	—	10,197

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,161,217	3,736,657	—	1,575,440	—	9,709

Invesco Van Kampen U.S. Mortgage Fund, Class Y	3,556,591	464,221	3,954,435	(110,810)	44,433	—	19,154

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	3,059,474	3,189,603	—	130,129	—	29,289

Liquid Assets Portfolio, Institutional Class	—	17,895,283	17,840,661	—	—	54,622	585

PowerShares 1-30 Laddered Treasury Portfolio	—	13,280,782	60,433	(571,210)	(2,924)	12,646,215	138,024

PowerShares Emerging Markets Sovereign Debt Portfolio	—	774,103	812,029	—	37,926	—	10,888

Premier Portfolio, Institutional Class	—	17,895,283	17,840,661	—	—	54,622	344

Total	$158,950,886	$319,079,110	$314,720,759	$2,704,178	$14,935,454	$180,948,869	$4,321,699

22        Invesco Van Kampen Asset Allocation Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  Prior to the Reorganization, the Acquired Fund provided retirement plans for its independent trustees. Such plans were terminated prior to the Reorganization. At the time the plans were terminated the Acquired Fund did not meet the minimum number of years of operations required for the trustees to become fully vested in the plans. Therefore, previously recognized pension expense of $42,057 was reversed during the period.
  For the period ended March 31, 2011, the Fund paid legal fees of $900 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of $523 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended March 31, 2011 and 2010:

	2011	2010

Ordinary income	$3,141,504	$2,170,808

Tax Components of Net Assets at Period-End:

2011

Undistributed ordinary income	$2,358,526

Net unrealized appreciation — investments	23,723,531

Temporary book/tax differences	(2,941)

Capital loss carryforward	(13,864,135)

Shares of beneficial interest	168,450,359

Total net assets	$180,665,340

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $0 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$2,574,870

March 31, 2018	6,510,675

March 31, 2019	4,778,590

Total capital loss carryforward	$13,864,135

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

23        Invesco Van Kampen Asset Allocation Growth Fund

NOTE 8—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended March 31, 2011 was $178,198,100 and $190,370,522, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$24,475,105

Aggregate unrealized (depreciation) of investment securities	(751,574)

Net unrealized appreciation of investment securities	$23,723,531

Cost of investments for tax purposes is $157,225,338.

NOTE 9—Share Information

	Summary of Share Activity

	Year ended				Year ended
	March 31, 2011(a)				March 31, 2010
	Shares		Amount		Shares	Amount

Sales:
Class A	2,765,786(b	)	$27,730,030(b	)	5,420,161	$47,033,390

Class B	526,629		5,108,920		1,258,783	10,780,879

Class C	288,155		2,895,863		623,566	5,327,753

Class Y	33,573		342,913		114,448	1,039,881

Total sales	3,614,143		36,077,726		7,416,958	64,181,903

Dividend reinvestment:
Class A	262,555		2,693,781		181,010	1,696,066

Class B	22,929		235,024		30,082	279,761

Class C	11,775		120,808		15,439	143,736

Class Y	2,176		22,347		1,064	10,000

Total dividend reinvestment	299,435		3,071,960		227,595	2,129,563

Repurchases:
Class A	(3,975,643)		(39,350,651)		(3,521,863)	(30,789,678)

Class B	(840,562	)(b)	(8,265,008	)(b)	(542,744)	(4,735,369)

Class C	(434,505)		(4,306,226)		(381,425)	(3,302,622)

Class Y	(95,244)		(985,637)		(3,920)	(35,425)

Total repurchases	(5,345,954)		$(52,907,522)		(4,449,952)	$(38,863,094)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 187,748 Class B shares into 185,958 Class A shares at a value of $1,862,867.

NOTE 10—Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Growth Allocation Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

NOTE 11—Change in Independent Registered Public Accounting Firm (unaudited)
In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

24        Invesco Van Kampen Asset Allocation Growth Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series)
and Shareholders of Invesco Van Kampen Asset Allocation Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Invesco Van Kampen Asset Allocation Growth Fund (formerly known as Van Kampen Asset Allocation Growth Fund; one of the funds constituting AIM Growth Series (Invesco Growth Series), hereafter referred to as the “Fund”) at March 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2011 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights of the Fund for the periods ended March 31, 2010 and prior were audited by other independent auditors whose report dated May 18, 2010 expressed an unqualified opinion on those financial statements.

PRICEWATERHOUSECOOPERS LLP

May 19, 2011
Houston, Texas

25        Invesco Van Kampen Asset Allocation Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$1,111.77	$2.11	$1,022.94	$2.02	0.40%

B	1,000.00	1,107.25	6.04	1,019.20	5.79	1.15

C	1,000.00	1,107.14	6.04	1,019.20	5.79	1.15

Y	1,000.00	1,112.66	0.79	1,024.18	0.76	0.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

26        Invesco Van Kampen Asset Allocation Growth Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2011:

Federal and State Income Tax

Qualified Dividend Income*	46.77%
Corporate Dividends Received Deduction*	48.29%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

27        Invesco Van Kampen Asset Allocation Growth Fund

Trustees and Officers
The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	194	None

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.	194	None

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	212	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2001	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	194	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	212	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	194	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	1985	Retired	194	Director and Chairman, C.D.
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie		Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	194	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	212	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2001	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	194	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	2001	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	194	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	2001	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	194	Director, Reich & Tang Funds (6
				portfolios)

Prema Mathai-Davis — 1950 Trustee	2001	Retired	194	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	194	None

		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	212	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	194	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Karen Dunn Kelley — 1960 Vice President	2004	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

T-3

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange- Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange- Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2600 One Commerce Square	1177 Avenue of the Americas	11 Greenway Plaza, Suite 2500	225 Franklin
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77046-1173	Boston, MA 02110-2801

T-4

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AAG-AR-1	Invesco Distributors, Inc.

Annual Report to Shareholders	March 31, 2011

Invesco Van Kampen Asset Allocation
Moderate Fund
Nasdaq:
A: VAMAX • B: VAMBX • C: VAMCX • Y: VAMIX

2	Letters to Shareholders
4	Performance Summary
4	Management Discussion
6	Long-Term Fund Performance
8	Supplemental Information
11	Schedule of Investments
12	Financial Statements
15	Financial Highlights
18	Notes to Financial Statements
26	Auditor’s Report
27	Fund Expenses
28	Tax Information
T-1	Trustees and Officers

Letters to Shareholders

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance.
     I’ve always believed that companies have an obligation to communicate regularly with their clients, and I believe that obligation is especially critical in the investment industry.
     Our website – invesco.com/us – offers timely market updates and commentary from many of our portfolio managers and other investment professionals, as well as quarterly messages from me. At invesco.com/us, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer.
Invesco’s commitment to investment excellence
Invesco’s 2010 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, broadened our range of investment products available to you. As a strong organization with a single focus – investment management – Invesco today offers investment capabilities and products to meet the needs of virtually any investor. In addition to traditional mutual funds, we manage a broad range of other solutions, including single-country, regional and global investments spanning major equity, fixed income and alternative asset classes.
     Investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals. It also means that when your goals change, your financial advisor will be able to find an appropriate investment option to meet your needs.
Invesco’s commitment to you
Invesco’s commitment to you remains stronger than ever. It’s one of the reasons we’ve grown to become one of the world’s leading asset managers.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     I want to thank you for placing your trust in us. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
2 Invesco Van Kampen Asset Allocation Moderate Fund

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”
3 Invesco Van Kampen Asset Allocation Moderate Fund

Management’s Discussion of Fund Performance

Performance summary
For the 12 months ended March 31, 2011, Class A shares of Invesco Van Kampen Asset Allocation Moderate Fund, at net asset value (NAV), returned 10.82% and outperformed the Fund’s custom style-specific benchmark, which returned 10.62% over the same period. Weaknesses in equity markets in the second quarter of 2010 detracted from overall performance. Recoveries in equity, fixed income and commodities markets at the end of 2010 through early 2011, however, helped maximize the Fund’s outperformance for the reporting period. Exposure to small– and mid–cap equities also contributed as they outperformed the large–cap equities represented in the custom style-specific benchmark.
     Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes
Total returns, 3/31/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.82%

Class B Shares	10.06

Class C Shares	9.93

Class Y Shares	11.07

S&P 500 Index▼ (Broad Market Index)	15.66
Custom Invesco Van Kampen Asset Allocation Moderate Index ▪ (Style-Specific Index)	10.62

▼Lipper Inc.; ▪ Invesco, Lipper Inc.

How we invest
Invesco Van Kampen Asset Allocation Moderate Fund is intended for investors with a moderate risk tolerance. The Fund invests in funds diversified among asset classes (stocks, bonds and commodities), investment styles (value, blend/core and growth), regions (domestic and international) and market capitalizations (small, mid and large). The underlying funds include stock funds, which represent 52.1% of the portfolio; bond funds, which represent 30.3% of the portfolio; and balanced-risk allocation and commodity funds, which represent 17.3% of the portfolio and can shift exposures between equities, sovereign debt and commodities.
     The balanced-risk allocation and commodity funds gain their exposures to their underlying assets through the use of derivatives, specifically exchange-traded futures and swaps agreements.

Portfolio Composition
By asset class

Equities	52.1%

Fixed Income	30.3

Asset Allocation	12.4

Commodities	4.9

Money Market Funds

Plus Other Assets Less Liabilities	0.3
     While no fund can guarantee positive performance, the broad portfolio diversification strives to provide exposure to areas of the market that may perform well in any given period. Additionally, the broad diversification attempts to limit exposure to any one area of the market that may be underperforming.
     We establish target asset class weightings and underlying fund selections for the Fund and also monitor the Fund on an ongoing basis. The underlying funds are actively managed by their respective management teams based on individual fund objectives, investment strategies and management techniques.
     While the weightings of various underlying funds in the portfolio may vary from their targets during the year due to market movements, we rebalance the portfolio quarterly to maintain its target asset class allocations.

Total Net Assets	$247.1 million

Total Number of Holdings*	18
The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

Market conditions and your Fund
The onset of the reporting period was characterized by dynamic changes in the global economy. Chinese officials began to tighten monetary policy in response to fears about inflation, creating concerns about the pace of growth for the Chinese economy and its impact on demand for commodities. Furthermore, concerns about a “double dip” recession in the U.S. and concerns about the economies of Greece, Ireland, Portugal and Spain, ignited fears of a renewed global economic slowdown. These developments led global investors to seek out safety, driving downward government bond yields of the world’s largest industrial countries.
     As we moved into the latter part of 2010, we witnessed the rare event of increases in virtually all asset prices. Two events and related policy responses drove returns: the peripheral European debt crisis and the marked slowdown in the U.S. economy. In the case of Europe, the creation of a facility to support the troubled economies removed the worst of the uncertainty. Riskier assets such as equities rose in response. In the U.S., the Federal Reserve set expectations for a second round of quantitative easing. Government bonds benefited from both the economic events and the U.S. policy response, resulting in yields across the yield curve hovering at low levels. Equities were supported by very loose monetary policy and the belief that the seven largest developed economies (G7) had recovered since the summer months. For emerging markets, the economic landscape was even brighter with rising asset values, strengthening business activity and a hint of inflationary pressures.
     The 2010 fourth quarter rise in government bond yields took their valuations much closer to our estimate of fair value. The four main commodity complexes (agriculture, precious metals, industrial metals and energy) all enjoyed price advances during the quarter,

4 Invesco Van Kampen Asset Allocation Moderate Fund

propelled by tightening supply-demand balances and positive economic prospects among commodity-intensive emerging markets.
     During the waning months of the reporting period, global equity markets suffered small corrections due to the lingering tensions in the Middle East and North Africa and the potentially negative impact of the earthquake in Japan on the global supply chain. However, decent growth, reasonably strong earnings prospects and accommodative monetary policies by the major central banks helped drive stock returns. Government bond yields plunged substantially earlier this March because of the events in Japan and the Middle East but have since resumed their upward trend, reflecting the generally improving economic growth prospects and the potential for higher inflation down the road. Within commodities, the broad-based upward trend remained intact, with crude oil benefiting from geopolitical tensions and gold from continued bullish sentiment. Select agricultural commodities underwent a selloff earlier in March, as a result of some improvement on the harvest outlook, providing some much-welcomed relief to concerns about food-related inflation.
     The Fund’s performance was influenced by two significant rebalances during the fiscal year which aligned the strategy with our long-term objective. Effective September 17, 2010, the Fund was rebalanced to align it more closely with the existing lineup of Invesco target risk funds. Effective November 29, 2010, strategic adjustments were made to the Fund reflecting several months of research by Invesco’s Global Asset Allocation team. This was represented by changes to the underlying allocations, including a new allocation to commodities, and a new 20% maximum exchange-traded fund (ETF) exposure.
     From the beginning of the period through the rebalance in September, positive relative performance was driven in large part by Invesco Van Kampen Mid Cap Growth Fund, iShares Barclays 20+ Year Treasury Bond ETF (TLT) and Invesco Van Kampen Emerging Markets Fund. Before the end of the reporting period, we sold our holdings in these three funds. Invesco Van Kampen
International Growth Fund, Invesco Van Kampen Growth & Income Fund and Invesco Van Kampen Limited Duration Fund minimized gains during that time. Before the end of the reporting period, we sold our holdings in Invesco Van Kampen Limited Duration Fund. In the interim period between the two rebalances, the Fund outperformed its custom style-specific benchmark due in large part to contributions from Invesco Van Kampen Capital Growth Fund, Invesco Small Cap Equity Fund and Invesco Floating Rate Fund.
     From the second rebalance through the end of the reporting period, the Fund slightly underperformed its custom style-specific benchmark. Under-performance was largely attributed to Invesco Balanced-Risk Allocation Fund and Invesco Developing Markets Fund.
     Finally, we thank you for your continued commitment to Invesco Van Kampen Asset Allocation Moderate Fund.
The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
See important Fund and, if applicable, index disclosures later in this report.
Mark Ahnrud
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Moderate Fund. Mr. Ahnrud joined Invesco in 2000. He earned a B.S. in finance and investments from Babson College. He also earned an M.B.A. from the Fuqua School of Business at Duke University with a concentration in finance and real estate investment.

Chris Devine
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Moderate Fund. Mr. Devine joined Invesco in 1998. He earned a B.A. in economics from Wake Forest University and an M.B.A. from the University of Georgia.

Scott Hixon
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Moderate Fund. Mr. Hixon joined Invesco in 1994. He earned a B.A. in finance from Georgia Southern University and an M.B.A. in finance from Georgia State University.

Christian Ulrich
Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen Asset Allocation Moderate Fund. Mr. Ulrich joined Invesco in 2000. He graduated from the KV Zurich Business School in Zurich, Switzerland.

Scott Wolle
Chartered Financial Analyst, Chief Investment Officer of Invesco Global Asset Allocation, is manager of Invesco Van Kampen Asset Allocation Moderate Fund. Mr. Wolle joined Invesco in 1999. He earned a B.S. in finance from Virginia Polytechnic Institute and State University and an M.B.A. from the Fuqua School of Business at Duke University.

5 Invesco Van Kampen Asset Allocation Moderate Fund

Your Fund’s Long-Term Performance
Results of a $10,000 Investment – Oldest Share Classes since Inception
Fund data from 9/25/06, index data from 9/30/06

Past performance cannot guarantee comparable future results.
     The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

6 Invesco Van Kampen Asset Allocation Moderate Fund

Average Annual Total Returns
As of 3/31/11, including maximum applicable
sales charges

Class A Shares

Inception (9/25/06)	2.55%

1 Year	4.73

Class B Shares

Inception (9/25/06)	2.65%

1 Year	5.06

Class C Shares

Inception (9/25/06)	3.05%

1 Year	8.93

Class Y Shares

Inception (9/25/06)	4.12%

1 Year	11.07
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Asset Allocation Moderate Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Asset Allocation Moderate Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.09%, 1.84%, 1.84%, and 0.84%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.38%, 2.13%, 2.13% and 1.13%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes estimated acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.69% for Invesco Van Kampen Asset Allocation Moderate Fund.

7 Invesco Van Kampen Asset Allocation Moderate Fund

Invesco Van Kampen Asset Allocation Moderate Fund’s (Moderate Fund) investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk.
■	Unless otherwise stated, information presented in this report is as of March 31, 2011, and is based on total net assets.

■	Unless otherwise noted, all data provided by Invesco.

■	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About share classes
■	Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Please see the prospectus for more information.

■	Class Y shares are available to only certain investors. Please see the prospectus for more information.

Principal risks of investing in the Fund
■	Allocation risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. The Adviser’s evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected Underlying Funds may be incorrect in view of actual market conditions.

■	Risks of investing in the underlying funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In addition, the Fund will bear its proportionate share of the expenses of the Underlying Funds. In selecting among the Underlying Funds (which also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.

■	Non-diversified fund risks. A non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.

■	Active trading risk. Certain Underlying Funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

■	Exchange-traded funds risks. An investment by the Fund or an Underlying Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. ETFs may be subject to the following risks: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or an Underlying Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or an Underlying Fund may invest are leveraged. The more the Fund or an Underlying Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

■	Market risk. Market risk is the possibility that the market values of securities owned by a fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets. Investments in fixed income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. U.S.
government securities, which, while backed by the U.S. government, are not guaranteed against declines in their market values. Mortgage-related securities may be more susceptible to further price declines than traditional fixed income securities in periods of rising interest rates and may have less price benefit than traditional fixed income securities in periods of declining interest rates.

■	Capitalization risk. During an overall stock market decline, stock prices of small- or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium- capitalization have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.

■	Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as junk bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal and may have less liquidity and a higher incidence of default than investments in higher-grade securities.
continued on page 9

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Nasdaq Symbols

Class A Shares	VAMAX
Class B Shares	VAMBX
Class C Shares	VAMCX
Class Y Shares	VAMIX

8 Invesco Van Kampen Asset Allocation Moderate Fund

■	Call/prepayment risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.

■	Debt securities risk. The Underlying Funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

■	Extension risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

■	Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

■	Risks of investing in REITs and foreign real estate companies. Investing in REITs and foreign real estate companies makes a fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

■	Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

■	Cash/cash equivalent risk. Holding cash or cash equivalents may negatively affect performance.
■	Commodity risk. Certain of the Underlying Funds will invest in commodities through a wholly-owned subsidiary of that Underlying Fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Underlying Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the Underlying Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an Underlying Fund shares.

■	Concentration risk. To the extent an Underlying Fund invests a greater amount in any one sector or industry, the Underlying Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Underlying Fund if conditions adversely affect that sector or industry.

■	Convertible securities risk. An Underlying Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

■	Counterparty risk. Many of the instruments that an Underlying Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

■	Developing markets securities risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

■	High yield bond (junk bond) risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

■	Industry focus risk. To the extent an Underlying Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Underlying Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

■	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

■	Leverage risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an Underlying Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

■	Limited number of holdings risk. An Underlying Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

■	Liquidity risk. An Underlying Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

■	Management risk. The investment techniques and risk analysis used by the Fund’s and the Underlying Funds’ portfolio managers may not produce the desired results.
continued on page 10
9 Invesco Van Kampen Asset Allocation Moderate Fund

■	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

■	Short sales risk. Short sales may cause an Underlying Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Underlying Fund’s exposure is unlimited.

■	Small- and mid-capitalization risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

■	Subsidiary risk. By investing in the Subsidiary, certain of the Underlying Funds are indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, certain of the Underlying Funds, as sole investors in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Fund and the Subsidiary, respectively, are organized, could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in the Underlying Fund’s Prospectus and could negatively affect the Underlying Fund and its shareholders.

■	Tax risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an Underlying Fund may not cite as precedent), such that an Underlying Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Underlying Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Underlying Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

■	U.S. government obligations risk. An Underlying Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Underlying Fund’s ability to recover should they default.

■	Commodity-linked notes risk. An

Underlying Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an Underlying Fund.

■	Issuer-specific changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

■	Market trading. Risk is inherent in all investing. An investment in certain Underlying Funds that are ETFs involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

■	Non-correlation risk. An Underlying Fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an Underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Underlying Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an Underlying Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an Underlying Fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

■	Replication management risk. Unlike many investment companies, certain Underlying Funds are not “actively”
managed. That is, the Underlying Fund does not utilize an investing strategy that seeks returns in excess of the underlying index of an underlying ETF. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

About indexes used in this report
■	The Custom Invesco Van Kampen Asset Allocation Moderate Index, created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Moderate Fund, is composed of the following indexes: S&P 500 Index (35%), MSCI EAFE Index (25%) and Barclays Capital U.S. Aggregate Index (40%).

■	The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

■	The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

■	The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

■	The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Other information
■	The Chartered Financial Analyst® (CFA®) designation is globally recognized and attests to a charterholder’s success in a rigorous and comprehensive study program in the field of investment management and research analysis.

■	The returns shown in management’s discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

10 Invesco Van Kampen Asset Allocation Moderate Fund

Schedule of Investments

March 31, 2011

	Number of
Description	Shares	Value

Investment Companies(a)–99.7%
Invesco Balanced-Risk Allocation Fund, Institutional Class	2,717,151	$30,567,951

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class(b)(c)	1,076,129	12,235,589

Invesco Charter Fund, Institutional Class	625,769	11,019,791

Invesco Core Bond Fund, Institutional Class(c)	2,491,506	22,373,726

Invesco Developing Markets Fund, Institutional Class	402,133	13,423,195

Invesco Diversified Dividend Fund, Institutional Class	1,305,425	16,709,441

Invesco Emerging Market Local Currency Debt Fund, Institutional Class(c)	564,000	6,068,640

Invesco Endeavor Fund, Institutional Class(b)	462,922	8,221,493

Invesco Floating Rate Fund, Institutional Class	951,546	7,450,608

Invesco Global Real Estate Fund, Institutional Class(c)	721,062	7,614,416

Invesco International Core Equity Fund, Institutional Class	1,373,298	15,600,668

Invesco Small Cap Equity Fund, Institutional Class(b)	515,017	7,292,641

Invesco Van Kampen Capital Growth Fund, Institutional Class(b)	1,074,163	15,629,069

Invesco Van Kampen Comstock Fund, Institutional Class	606,204	10,081,176

Invesco Van Kampen Growth and Income Fund, Institutional Class	416,895	8,433,787

Invesco Van Kampen High Yield Fund, Institutional Class	902,453	8,925,262

Invesco Van Kampen International Growth Fund, Institutional Class	843,585	14,737,437

PowerShares 1-30 Laddered Treasury Portfolio(c)	1,098,600	30,156,570

Total Long-Term Investments–99.7% (Cost $223,058,245)		246,541,460

Money Market Funds(a)–0.4%
Liquid Assets Portfolio–Institutional Class	534,197	534,197

Premier Portfolio–Institutional Class	534,197	534,197

Total Money Market Funds–0.4% (Cost $1,068,394)		1,068,394

TOTAL INVESTMENTS–100.1% (Cost $224,126,639)		247,609,854

OTHER ASSETS LESS LIABILITIES–(0.1%)		(366,325)

NET ASSETS–100.0%		$247,243,529

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	The Fund does not invest in the underlying funds for the purpose of exercising management or control. At March 31, 2011, the Fund held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

Percent of
Underlying Fund	Shares Held

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	10.36%

Invesco Core Bond Fund, Institutional Class	6.43

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	14.66

Invesco Global Real Estate Fund, Institutional Class	5.59

PowerShares 1-30 Laddered Treasury Portfolio	10.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Asset Allocation Moderate Fund

Statement of Assets and Liabilities

March 31, 2011

Assets:
Investments in underlying funds, at value (Cost $224,126,639)	$247,609,854

Receivables:
Fund shares sold	340,656

Dividends	157,593

Investments sold	153,437

Investment for trustee deferred compensation and retirement plans	1,456

Other	2,961

Total assets	248,265,957

Liabilities:
Payables:
Fund shares repurchased	784,758

Accrued fees to affiliates	127,243

Accrued other operating expenses	106,358

Trustee deferred compensation and retirement plans	4,069

Total liabilities	1,022,428

Net assets	$247,243,529

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$235,883,100

Net unrealized appreciation	23,483,215

Accumulated undistributed net investment income	1,976,621

Accumulated net realized gain (loss)	(14,099,407)

Net assets	$247,243,529

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $184,038,774 and 17,427,336 shares of beneficial interest issued and outstanding)	$10.56

Maximum sales charge (5.50% of offering price)	0.61

Maximum offering price to public	$11.17

Class B Shares:
Net asset value and offering price per share (based on net assets of $36,526,792 and 3,483,014 shares of beneficial interest issued and outstanding)	$10.49

Class C Shares:
Net asset value and offering price per share (based on net assets of $25,801,741 and 2,456,265 shares of beneficial interest issued and outstanding)	$10.50

Class Y Shares:
Net asset value and offering price per share (based on net assets of $876,222 and 82,633 shares of beneficial interest issued and outstanding)	$10.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Asset Allocation Moderate Fund

Statement of Operations

For the year ended March 31, 2011

Investment income:
Dividends from underlying affiliated funds	$7,284,868

Dividends from underlying unaffiliated funds	168,584

Total investment income	7,453,452

Expenses:
Investment advisory fee	372,133

Administrative service fees	82,908

Distribution fees
Class A	465,031

Class B	359,018

Class C	244,991

Transfer agent fees — Class A, B, C and Y	319,453

Trustees’ and officer’s fees and benefits	20,157

Custodian fees	6,888

Pension expense (See note 5)	(42,057)

Other	201,941

Total expenses	2,030,463

Less: Fees waived and/or expenses reimbursed	590,636

Net expenses	1,439,827

Net investment income	6,013,625

Realized and unrealized gain (loss):
Realized gain:
Realized gain on sales of underlying affiliated funds	25,498,421

Realized gain on sales of underlying affiliated funds	1,633,049

Realized gain distributions from underlying affiliated funds	164,686

Net realized gain	27,296,156

Unrealized appreciation (depreciation):
Beginning of the period	32,310,310

End of the period	23,483,215

Net unrealized appreciation (depreciation) during the period	(8,827,095)

Net realized and unrealized gain	18,469,061

Net increase in net assets from operations	$24,482,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Asset Allocation Moderate Fund

Statement of Changes in Net Assets

	For the year ended	For the year ended
	March 31,	March 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$6,013,625	$4,580,779

Net realized gain (loss)	27,296,156	(11,514,945)

Net unrealized appreciation (depreciation) during the period	(8,827,095)	76,232,082

Change in net assets from operations	24,482,686	69,297,916

Distributions from net investment income:
Class A	(5,120,329)	(4,753,569)

Class B	(736,052)	(558,244)

Class C	(520,362)	(403,761)

Class Y	(23,067)	(13,228)

Total distributions	(6,399,810)	(5,728,802)

Net change in net assets from investment activities	18,082,876	63,569,114

From capital transactions:
Proceeds from shares sold	43,121,944	103,503,740

Net asset value of shares issued through dividend reinvestment	6,277,652	5,637,721

Cost of shares repurchased	(86,494,250)	(63,388,827)

Net change in net assets from capital transactions	(37,094,654)	45,752,634

Total increase (decrease) in net assets	(19,011,778)	109,321,748

Net assets:
Beginning of the period	266,255,307	156,933,559

End of the period (including accumulated undistributed net investment income of $1,976,621 and $2,362,806, respectively)	$247,243,529	$266,255,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
									September 25, 2006
									(Commencement of
	Year ended March 31,								operations) to
	2011		2010		2009		2008		March 31, 2007

Net asset value, beginning of the period	$9.80		$7.12		$10.55		$10.72		$10.00

Net investment income(a)	0.26		0.20		0.25		0.29		0.14

Net realized and unrealized gain (loss)	0.78		2.72		(3.44)		(0.27)		0.72

Total from investment operations	1.04		2.92		(3.19)		0.02		0.86

Less:
Distributions from net investment income	0.28		0.24		0.11		0.16		0.14

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.28		0.24		0.24		0.19		0.14

Net asset value, end of the period	$10.56		$9.80		$7.12		$10.55		$10.72

Total return*	10.82	%(b)	41.08	%(c)	(30.28	)%(c)	0.05	%(c)	8.67	%**(c)

Net assets at end of the period (000’s omitted)	$184,039		$203,997		$121,504		$83,475		$14,222

Ratio of expenses to average net assets*(d)	0.40	%(f)	0.40%		0.40%		0.41	%(e)	0.42	%(e)

Ratio of net investment income to average net assets*(d)	2.60	%(f)	2.21%		2.88%		2.61%		2.65%

Portfolio turnover(g)	111%		41%		53%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.64	%(f)	0.67%		0.70%		0.90	%(e)	4.37	%(e)

Ratio of net investment income (loss) to average net assets(d)	2.36	%(f)	1.94%		2.58%		2.10%		(1.30)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.69%, 0.82%, 0.80%, 0.90% and 0.93% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $185,940.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights—(continued)

	Class B Shares
									September 25, 2006
									(Commencement of
	Year ended March 31,								operations) to
	2011		2010		2009		2008		March 31, 2007

Net asset value, beginning of the period	$9.73		$7.07		$10.48		$10.68		$10.00

Net investment income(a)	0.19		0.13		0.18		0.23		0.10

Net realized and unrealized gain (loss)	0.77		2.69		(3.41)		(0.29)		0.71

Total from investment operations	0.96		2.82		(3.23)		(0.06)		0.81

Less:
Distributions from net investment income	0.20		0.16		0.05		0.11		0.13

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.20		0.16		0.18		0.14		0.13

Net asset value, end of the period	$10.49		$9.73		$7.07		$10.48		$10.68

Total return*	10.06	%(b)	39.97	%(c)	(30.80	)%(c)	(0.66	)%(c)	8.14	%**(c)

Net assets at end of the period (000’s omitted)	$36,527		$35,798		$19,973		$15,819		$4,202

Ratio of expenses to average net assets*(d)	1.15	%(f)	1.15%		1.15%		1.16	%(e)	1.17	%(e)

Ratio of net investment income to average net assets*(d)	1.89	%(f)	1.47%		2.05%		2.13%		1.83%

Portfolio turnover(g)	111%		41%		53%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	1.39	%(f)	1.42%		1.45%		1.72	%(e)	5.12	%(e)

Ratio of net investment income (loss) to average net assets(d)	1.65	%(f)	1.20%		1.75%		1.57%		(2.12)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.69%, 0.82%, 0.80%, 0.90% and 0.93% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $35,908.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights—(continued)

	Class C Shares
									September 25, 2006
									(Commencement of
	Year ended March 31,								operations) to
	2011		2010		2009		2008		March 31, 2007

Net asset value, beginning of the period	$9.75		$7.08		$10.47		$10.69		$10.00

Net investment income(a)	0.19		0.13		0.19		0.17		0.10

Net realized and unrealized gain (loss)	0.76		2.70		(3.41)		(0.23)		0.72

Total from investment operations	0.95		2.83		(3.22)		(0.06)		0.82

Less:
Distributions from net investment income	0.20		0.16		0.04		0.13		0.13

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.20		0.16		0.17		0.16		0.13

Net asset value, end of the period	$10.50		$9.75		$7.08		$10.47		$10.69

Total return*	9.93	%(b)(h)	40.03	%(c)	(30.78	)%(c)	(0.70	)%(c)	8.24	%**(c)

Net assets at end of the period (000’s omitted)	$25,802		$25,758		$15,269		$19,404		$2,322

Ratio of expenses to average net assets*(d)	1.11	%(f)(g)	1.15%		1.15%		1.16	%(e)	1.17	%(e)

Ratio of net investment income to average net assets*(d)	1.90	%(f)(g)	1.46%		2.16%		1.57%		1.82%

Portfolio turnover(h)	111%		41%		53%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	1.35	%(f)(g)	1.42%		1.46%		1.63	%(e)	5.12	%(e)

Ratio of net investment income (loss) to average net assets(d)	1.66	%(f)(g)	1.19%		1.85%		1.10%		(2.13)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.69%, 0.82%, 0.80%, 0.90% and 0.93% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $25,427.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96%.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights—(continued)

	Class Y Sharesˆ
									September 25, 2006
									(Commencement of
	Year ended March 31,								operations) to
	2011		2010		2009		2008		March 31, 2007

Net asset value, beginning of the period	$9.84		$7.15		$10.58		$10.74		$10.00

Net investment income(a)	0.28		0.24		0.32		0.30		0.15

Net realized and unrealized gain (loss)	0.79		2.71		(3.50)		(0.26)		0.74

Total from investment operations	1.07		2.95		(3.18)		0.04		0.89

Less:
Distributions from net investment income	0.31		0.26		0.12		0.17		0.15

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.31		0.26		0.25		0.20		0.15

Net asset value, end of the period	$10.60		$9.84		$7.15		$10.58		$10.74

Total return*	11.07	%(b)	41.43	%(c)	(30.05	)%(c)	0.25	%(c)	8.90	%**(c)

Net assets at end of the period (000’s omitted)	$876		$702		$188		$193		$537

Ratio of expenses to average net assets*(d)	0.15	%(f)	0.15%		0.15%		0.16	%(e)	0.17	%(e)

Ratio of net investment income to average net assets*(d)	2.76	%(f)	2.58%		3.69%		2.69%		2.77%

Portfolio turnover(g)	111%		41%		53%		11%		0%

* If certain expenses had not been assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.39	%(f)	0.42%		0.45%		1.15	%(e)	4.11	%(e)

Ratio of net investment income (loss) to average net assets(d)	2.52	%(f)	2.31%		3.39%		1.70%		(1.18)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.69%, 0.82%, 0.80%, 0.90% and 0.93% at March 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and the period ended March 31, 2007.
(f)	Ratios are based on average daily net assets (000’s omitted) of $748.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

Notes to Financial Statements

March 31, 2011

NOTE 1—Significant Accounting Policies
Invesco Van Kampen Asset Allocation Moderate Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Asset Allocation Moderate Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk.

18        Invesco Van Kampen Asset Allocation Moderate Fund

  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

19        Invesco Van Kampen Asset Allocation Moderate Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.15% of the Fund’s average daily net assets. The Fund also indirectly bears the investment advisory fees of the underlying funds. Prior to the Reorganization, the Acquired Fund paid an advisory fee of $65,224 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.40%, 1.15%, 1.15% and 0.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Underlying fund fees and expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Underlying fund fees and expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the underlying fund fees and expenses are included in the total return of the Fund.

20        Invesco Van Kampen Asset Allocation Moderate Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the year ended March 31, 2011, the Adviser waived advisory fees of $308,254 and reimbursed Fund expenses of $222,679.
  Prior to the Reorganization, Van Kampen voluntarily waived $59,703 of fees and/or reimbursed expenses of the Acquired Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $5,856 to VKII. For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $3,570 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended March 31, 2011, IIS was paid $268,457 for providing such services. Prior to the Reorganization, the Acquired Fund paid $19,642 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $185,236 to VKFI.
  For the year ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to March 31, 2011, IDI advised the Fund that IDI retained $63,268 in front-end sales commissions from the sale of Class A shares and $1,078, $79,745 and $2,047 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $25,834 in front-end sales commissions from the sale of Class A shares and $16,056, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the year ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$247,609,854	$—	$—	$247,609,854

21        Invesco Van Kampen Asset Allocation Moderate Fund

NOTE 4—Investments in Affiliates
The Fund and the mutual funds below have the same investment adviser or an investment adviser under common control with the Fund’s investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the year ended March 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	3/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	3/31/2011	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$36,197,826	$5,470,846	$(190,223)	$31,194	$30,567,951	$1,645,173

Invesco Balanced-Risk Commodity Strategy Fund, Institutional Class	—	12,192,870	1,550,980	1,474,297	119,402	12,235,589	—

Invesco Charter Fund, Institutional Class	—	10,819,127	1,429,993	1,514,361	116,296	11,019,791	97,735

Invesco Core Bond Fund, Institutional Class	—	23,585,954	897,062	(302,908)	(12,258)	22,373,726	328,728

Invesco Developing Markets Fund, Institutional Class	—	13,763,588	1,183,431	808,101	34,937	13,423,195	127,756

Invesco Diversified Dividend Fund, Institutional Class	—	16,728,415	2,298,430	2,101,734	177,722	16,709,441	224,045

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	7,064,908	1,047,895	46,560	5,067	6,068,640	340,310

Invesco Endeavor Fund, Institutional Class	—	8,185,682	1,888,280	1,666,518	257,573	8,221,493	—

Invesco Floating Rate Fund, Institutional Class	—	8,636,712	1,508,042	294,979	26,959	7,450,608	197,202

Invesco Global Real Estate Fund, Institutional Class	—	8,083,454	899,842	403,687	27,117	7,614,416	308,313

Invesco International Core Equity Fund, Institutional Class	—	16,322,576	2,237,345	1,387,031	128,406	15,600,668	318,148

Invesco Small Cap Equity Fund, Institutional Class	—	6,933,413	1,771,727	1,864,415	266,540	7,292,641	—

Invesco Van Kampen Capital Growth Fund, Class Y	26,612,764	3,050,648	21,777,760	(9,677,993)	1,792,341	—	—

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	17,328,081	12,848,813	6,964,233	4,185,568	15,629,069	—

Invesco Van Kampen Comstock Fund, Class Y	23,917,469	3,550,708	23,836,428	(3,396,904)	(234,845)	—	111,803

Invesco Van Kampen Comstock Fund, Institutional Class	—	22,902,481	17,345,078	1,844,750	2,679,023	10,081,176	195,300

Invesco Van Kampen Corporate Bond Fund, Class Y	32,031,120	419,897	30,381,028	(2,445,929)	375,940	—	400,981

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	24,889,269	27,773,016	—	2,883,747	—	574,169

Invesco Van Kampen Emerging Markets Fund, Class Y	10,666,739	1,742,129	11,293,873	(1,415,549)	300,554	—	—

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	10,552,057	12,449,960	—	1,897,903	—	—

Invesco Van Kampen Government Securities Fund, Class Y	29,304,057	581,820	30,004,235	83,874	34,484	—	188,153

Invesco Van Kampen Government Securities Fund, Institutional Class	—	24,309,730	25,106,108	—	796,378	—	201,288

Invesco Van Kampen Growth and Income Fund, Class Y	15,949,583	2,493,415	16,219,021	(2,134,209)	(89,768)	—	61,003

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	15,618,391	9,751,515	1,303,625	1,263,286	8,433,787	111,863

Invesco Van Kampen High Yield Fund, Class Y	13,305,691	143,394	12,593,695	(593,523)	(261,867)	—	283,868

Invesco Van Kampen High Yield Fund, Institutional Class	—	10,900,786	3,191,136	1,287,571	(71,959)	8,925,262	573,341

Invesco Van Kampen International Growth Fund, Class Y	37,118,281	6,336,156	39,256,927	(2,693,167)	(1,504,343)	—	—

Invesco Van Kampen International Growth Fund, Institutional Class	—	35,794,130	25,792,309	2,376,102	2,359,514	14,737,437	208,170

Invesco Van Kampen Limited Duration Fund, Class Y	17,297,458	299,539	17,492,925	(183,568)	79,496	—	102,346

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	13,782,134	13,974,002	—	191,868	—	76,095

Invesco Van Kampen Mid Cap Growth Fund, Class Y	15,897,070	2,086,395	13,997,419	(4,107,750)	121,704	—	—

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	12,294,800	16,961,803	—	4,667,003	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	3,966,342	609,154	2,990,303	(1,874,488)	289,295	—	11,989

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,451,943	4,356,848	—	1,904,905	—	11,442

Invesco Van Kampen U.S. Mortgage Fund, Class Y	13,305,828	1,317,421	14,378,484	(371,154)	126,389	—	109,532

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	11,538,248	12,058,610	—	520,362	—	117,506

Liquid Assets Portfolio, Institutional Class	—	33,714,369	33,180,172	—	—	534,197	796

PowerShares Emerging Markets Sovereign Debt Portfolio	—	1,147,916	1,204,242	—	56,326	—	16,166

PowerShares 1-30 Laddered Treasury Portfolio	—	32,529,019	966,993	(1,361,618)	(43,838)	30,156,570	341,201

Premier Portfolio, Institutional Class	—	33,714,369	33,180,172	—	—	534,197	446

Total	$239,372,402	$494,612,924	$506,546,748	$(5,327,145)	$25,498,421	$247,609,854	$7,284,868

22        Invesco Van Kampen Asset Allocation Moderate Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  Prior to the Reorganization, the Acquired Fund provided retirement plans for its independent trustees. Such plans were terminated prior to the Reorganization. At the time the plans were terminated the Acquired Fund did not meet the minimum number of years of operations required for the trustees to become fully vested in the plans. Therefore, previously recognized pension expense of $42,057 was reversed during the period.
  For the period ended March 31, 2011, the Fund paid legal fees of $969 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of $514 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended March 31, 2011 and 2010:

	2011	2010

Ordinary income	$6,399,810	$5,728,802

Tax Components of Net Assets at Period-End:

2011

Undistributed ordinary income	$1,980,465

Net unrealized appreciation — investments	23,272,832

Temporary book/tax differences	(3,842)

Capital loss carryforward	(13,889,026)

Shares of beneficial interest	235,883,100

Total net assets	$247,243,529

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $2,898,945 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of March 31, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$679,158

March 31, 2018	13,209,868

Total capital loss carryforward	$13,889,026

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

23        Invesco Van Kampen Asset Allocation Moderate Fund

NOTE 8—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended March 31, 2011 was $274,617,259 and $310,904,187, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,127,582

Aggregate unrealized (depreciation) of investment securities	(1,854,750)

Net unrealized appreciation of investment securities	$23,272,832

Cost of investments for tax purposes is $224,337,022.

NOTE 9—Share Information

	Summary of Share Activity

	Year ended				Year ended
	March 31, 2011(a)				March 31, 2010
	Shares		Amount		Shares	Amount

Sales:
Class A	3,235,384(b	)	$31,986,730(b	)	8,851,728	$79,359,541

Class B	645,449		6,268,068		1,610,402	14,272,346

Class C	427,812		4,218,307		1,052,505	9,301,844

Class Y	63,803		648,839		61,247	570,009

Total sales	4,372,448		43,121,944		11,575,882	103,503,740

Dividend reinvestment:
Class A	508,856		5,038,925		493,444	4,695,509

Class B	73,014		718,464		57,331	542,609

Class C	51,165		503,980		41,181	390,302

Class Y	1,641		16,283		970	9,301

Total dividend reinvestment	634,676		6,277,652		592,926	5,637,721

Repurchases:
Class A	(7,132,419)		(70,391,635)		(5,595,321)	(50,607,982)

Class B	(913,628	)(b)	(8,987,524	)(b)	(814,989)	(7,241,703)

Class C	(665,849)		(6,569,945)		(608,449)	(5,386,706)

Class Y	(54,151)		(545,146)		(17,140)	(152,436)

Total repurchases	(8,766,047)		$(86,494,250)		(7,035,899)	$(63,388,827)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 187,022 Class B shares into 185,598 Class A shares at a value of $1,849,248.

NOTE 10—Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Moderate Allocation Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 1, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

24        Invesco Van Kampen Asset Allocation Moderate Fund

NOTE 11—Change in Independent Registered Public Accounting Firm (unaudited)
In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

25        Invesco Van Kampen Asset Allocation Moderate Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series)
and Shareholders of Invesco Van Kampen Asset Allocation Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Invesco Van Kampen Asset Allocation Moderate Fund (formerly known as Van Kampen Asset Allocation Moderate Fund; one of the funds constituting AIM Growth Series (Invesco Growth Series), hereafter referred to as the “Fund”) at March 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights of the Fund for the periods ended March 31, 2010 and prior were audited by other independent auditors whose report dated May 18, 2010 expressed an unqualified opinion on those financial statements.

PRICEWATERHOUSECOOPERS LLP

May 19, 2011
Houston, Texas

26        Invesco Van Kampen Asset Allocation Moderate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$1,084.43	$2.08	$1,022.94	$2.02	0.40%

B	1,000.00	1,079.80	5.96	1,019.20	5.79	1.15

C	1,000.00	1,079.72	5.60	1,019.55	5.44	1.08

Y	1,000.00	1,085.50	0.78	1,024.18	0.76	0.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

27        Invesco Van Kampen Asset Allocation Moderate Fund

Tax Information

  Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2011:

Federal and State Income Tax

Qualified Dividend Income*	22.90%
Corporate Dividends Received Deduction*	11.85%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

28        Invesco Van Kampen Asset Allocation Moderate Fund

Trustees and Officers
The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	194	None

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.	194	None

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	212	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2001	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	194	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	212	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	2003	Retired	194	None
		Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation

Frank S. Bayley — 1939 Trustee	1985	Retired	194	Director and Chairman, C.D.
		Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie		Stimson Company (a real estate investment company)

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	194	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Vice Chairman of Anixter International. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	212	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2001	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	194	Board of Nature’s Sunshine Products, Inc.

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	2001	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	194	Administaff

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	2001	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	194	Director, Reich & Tang Funds (6
				portfolios)

Prema Mathai-Davis — 1950 Trustee	2001	Retired	194	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Larry Soll — 1942 Trustee	2003	Retired	194	None

		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	212	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired	194	None
		Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

		Formerly: Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Karen Dunn Kelley — 1960 Vice President	2004	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.	N/A	N/A

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/or	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange- Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange- Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 2500	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 2500	1201 Louisiana Street, Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Kramer, Levin, Naftalis & Frankel LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2600 One Commerce Square	1177 Avenue of the Americas	11 Greenway Plaza, Suite 2500	225 Franklin
Philadelphia, PA 19103	New York, NY 10036-2714	Houston, TX 77046-1173	Boston, MA 02110-2801

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AAM-AR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Fees Billed by Principal Accountant Related to the Registrant
The following information relates to the series funds of the Registrant covered by this report and includes information pertaining to principal accountant fees and services rendered to such funds for the two most recently completed fiscal years or, if shorter, since a fund’s commencement of operations:

		Percentage of Fees Billed Applicable
		to Non-Audit Services Provided for
	Fees Billed for Services Rendered to	fiscal year end 3/31/2011 Pursuant to
	the Registrant for fiscal year end	Waiver of Pre-Approval
	3/31/2011	Requirement(1)
Audit Fees	$54,000	N/A
Audit-Related Fees	$0	0%
Tax Fees(2)	$17,100	0%
All Other Fees	$0	0%

Total Fees	$71,100	0%
PWC billed the Registrant aggregate non-audit fees of $17,100 for the fiscal year ended March 31, 2011.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Tax fees for the fiscal year end March 31, 2011 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates
     PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years or, if shorter, since a fund’s commencement of operations as follows:

	Fees Billed for Non-Audit Services
	Rendered to Invesco and Invesco
	Affiliates for fiscal year end 3/31/2011	Percentage of Fees Billed
	That Were Required	Applicable to Non-Audit Services
	to be Pre-Approved	Provided for fiscal year end
	by the Registrant’s	3/31/2011 Pursuant to Waiver of
	Audit Committee	Pre-Approval Requirement(1)
Audit-Related Fees	$0	0%
Tax Fees	$0	0%
All Other Fees	$0	0%

Total Fees(2)	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $0 for the fiscal year ended March 31, 2011.

The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the Invesco Funds (the “Funds”)
Last Amended May 4, 2010
Statement of Principles
Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.
Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.
The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.
Delegation
The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.
Audit Services
The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.
In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Non-Audit Services
The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.
Audit-Related Services
“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.
Tax Services
“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.
No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.
Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:
1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:
a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;
2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.
All Other Auditor Services
The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts
Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.
Procedures
Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.
Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.
Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.
Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.
Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.
On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.
The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.
Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures
Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services
Categorically Prohibited Non-Audit Services
•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	June 6, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	June 6, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	June 6, 2011

EXHIBIT INDEX

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal Financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.